                     REGISTRATION NOS. 33-27958, 811-5797
             As filed with the Securities and Exchange Commission
                               on March 17, 2000
                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                             ____________________

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  /X /
                                                          --

      PRE-EFFECTIVE AMENDMENT NO. __                          /__/

      POST-EFFECTIVE AMENDMENT NO. 32                         /X /
                                                               --

                                    AND/OR

REGISTRATION STATEMENT UNDER THE
      INVESTMENT COMPANY ACT OF 1940                          /X /
                                                               --

         AMENDMENT NO. 34                                     /X /
                                                              --

                             NORTH AMERICAN FUNDS
              (Exact Name of Registrant as Specified in Charter)

                              286 Congress Street
                          Boston, Massachusetts 02210
                                (800) 872-8037
                   (Address of Principal Executive Offices)
                           John I. Fitzgerald, Esq.
                                General Counsel
                             North American Funds
                              286 Congress Street
                               Boston, MA  02210
                              (Agent for Service)

                             ____________________

                                   Copy to:
                           Gregory D. Sheehan, Esq.
                                 Ropes & Gray
                            One International Place
                               Boston, MA  02110


It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)
[_]  on (date) pursuant to paragraph (b)
[_]  60 days after filing pursuant to paragraph (a)(1)
[_]  on (date) pursuant to paragraph (a)(1)

[X]  75 days after filing pursuant to paragraph (a)(2)
[_]  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PARTS A AND B OF THIS AMENDMENT RELATE ONLY TO THE FOLLOWING SERIES OF THE
REGISTRANT:

Mid Cap Value Fund
Stock Index Fund
Small Cap Index Fund
Socially Responsible Fund
High Yield Bond Fund
Aggressive Growth Lifestyle Fund
Moderate Growth Lifestyle Fund
Conservative Growth Lifestyle Fund
Municipal Money Market Fund
Science & Technology Fund

NO INFORMATION RELATING TO ANY OTHER SERIES IS AMENDED, DELETED OR SUPERSEDED BY PARTS A AND B OF THIS AMENDMENT.

                                PROSPECTUS 2000

                             North American Funds



Mid Cap Value Fund                           Aggressive Growth Lifestyle Fund
Stock Index Fund                             Moderate Growth Lifestyle Fund
Small Cap Index Fund                         Conservative Growth Lifestyle Fund
Socially Responsible Fund                    Municipal Money Market Fund
High Yield Bond Fund                         Science & Technology Fund

                                 Class A Shares
                                 Class B Shares
                                 Class C Shares

The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.


May __, 2000

                               Table of Contents
                          Organization of Information

This Prospectus includes information about ten different Funds.

        .    Section I of the Prospectus includes summaries of each Fund.
        .    Section II includes additional information about the Funds'
             investment strategies, additional risk information and information about the Funds' management.
        .    Section III of the Prospectus includes information about how to invest and manage your North American Funds account.

Section I:  Summaries of the Funds .............................. Page

        Summary of each Fund

        .    Investment Objective
        .    Principal Investment Strategies
        .    Main Investing Risks
        .    Investment Performance
        .    Descriptions of Main Investment Risks

Section II:  Other Information about each Fund .................. Page

        .    Fees and Expenses
        .    More Information About Investment
             Strategies and Risks
        .    Other Risks of Investment
        .    Fund Management

Section III: Investing in the Funds ............................. Page

This section includes the information you need about how to invest and how to redeem shares. It also includes other important information about sales charges, taxes and account privileges.

More Information

If you'd like information additional to that included in this Prospectus, the back cover lists a number of places to call or to visit for additional materials.

Section I:

Fund Summaries

North American Funds (the "Trust") is a group of mutual funds that includes twenty-six separate investment portfolios, or funds. Each Fund has a specific, unique investment objective. Each Fund also has a subadvisor, a firm responsible for making investment decisions for the Fund.

The summaries starting on the next page describe the investment objective and principal investment strategies of ten of the North American Funds (the "Funds"). The summaries also list the main risks of investing in each Fund. Explanations of these main risks start on page __.

No performance information is available for the Funds because they have just begun operation. In the future, each Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance and by showing changes in the Fund's performance from year to year.

It is important to remember that, as with any investment, it is possible for investors to lose money by investing in the Funds. An investment in any of the Funds is not a deposit in a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

Mid Cap Value Fund

Investment Goal and Strategies

The investment objective of the Mid Cap Value Fund is to seek capital growth. Neuberger Berman Management, Inc. ("NBM"), the Fund's Subadvisor, pursues this objective by investing at least 65% of total assets in equity securities of medium capitalization companies using a value-oriented investment approach. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

Medium capitalization companies include companies with the characteristics of companies included in the Russell Midcap/ TM/ Index. As of June 30, 1999, the largest company included in the Russell Midcap/ TM/ Index had an approximate market capitalization of $11.2 billion, while the average market capitalization was approximately $3.9 billion.

NBM chooses securities it believes are undervalued based on strong fundamentals, including a low price-to-earnings ratio, consistent cash flow, and the company's track record through all parts of the market cycle. When selecting securities for this Fund, NBM also considers other factors, including ownership by a company's management of the company's stock and the dominance of a company in its particular field. Up to 35% of the Fund's total assets may be invested in other equity securities, including common and preferred stocks, convertible securities, and related equities. The Fund may invest in derivatives.


The Fund may participate in the Initial Public Offering ("IPO") market, and a portion of the Fund's returns may be attributable to the Fund's investments in IPOs. There is no guarantee that as the Fund's assets grow that it will experience significant improvement in performance by investing in IPOs. The Fund will be actively traded, which will be reflected in its portfolio turnover rate. The rate of portfolio turnover is calculated by dividing the lesser of the amount of purchases or sales of portfolio securities during the fiscal year by the average of the value of the portfolio securities. The Fund's active trading strategy may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at your ordinary income tax rate.

MAIN INVESTING RISKS

 .    Credit Risk, (including the particular risks associated with junk bonds)
 .    Derivatives Risk
 .    Equity Risk
 .    Liquidity Risk
 .    Management Risk

Stock Index Fund

Investment Goal and Strategies

The Stock Index Fund seeks to provide investment results that are similar to the total return of the S&P 500 Index ("Index"). As a group, the investment results, before expenses, are expected to approximate the total return (the combination of capital changes and income) of selected common stocks that statistically reflect the Index. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

An index fund tries to match the performance of its target index as closely as possible by owning stocks in the index, and holding them in the same proportions, so the fund will mimic the overall performance of the index. the Stock Index Fund seeks to match the investment performance of the S&P 500 Index. The S&P 500 Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation. The Index approximates the general distribution of industries in the U.S. economy, and captures the price performance of a large cross-section of the publicly traded stock market. The Index is capitalization-weighted, meaning that it holds each stock in proportion to its total value in the stock market.

American General Investment Management, L.P., ("AGIM") the Fund's Subadvisor, pursues this objective by investing in companies that are listed in the Index, except for a small portion in cash, to be available for redemptions. Since it may not be possible for this Fund to buy every stock included in the Index, or in the same proportions, the Fund invests in a sampling of common stocks in theIndex. The common stocks of the S&P 500 Index to be included in the Fund will be selected utilizing a statistical sampling technique known as "optimization." This process selects stocks for the Fund so that various industry weightings, market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt- to-asset ratios and dividend yields) closely approximate those of the Index. The common stocks held by the Fund are weighted to make the Fund's aggregate investment characteristics similar to those of the Index as a whole.

Generally, an index fund tries to mirror the target index and its performance. The performance will not match exactly, thought, because the index fund incurs operating expenses and other investment overhead as part of its normal operations. The index is an unmanaged group of securities, so it does not have these expenses. An investor cannot invest directly in an index. These differences between an index fund and its index are called tracking differences. An index fund seeks a tracking difference of 0.05% or less. The tracking difference may also be shown as a correlation factor. A correlation factor of 0.95, after expenses, is considered to be good, while a correlation of 1.00 is perfect.

The tracking differences are reviewed daily by AGIM for the Fund. If the Fund does not accurately track an index, AGI will rebalance the Fund's portfolio by selecting securities which will provide a more representative sampling of the securities in the index as a whole or the sector diversification within the index, as appropriate.

MAIN INVESTING RISKS

 .    Credit Risk
 .    Currency Risk
 .    Derivatives Risk
 .    Equity Risk
 .    Foreign Investment Risk
 .    Liquidity Risk
 .    Management Risk

Small Cap Index Fund

Investment Goal and Strategies

The Small Cap Index Fund seeks to provide investment results that are similar to the total return of the Russell 2000(R) Index ("Index"). As a group, the investment results, before expenses, are expected to approximate the total return (the combination of capital changes and income) of selected common stocks that statistically reflect the Index. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

An index fund tries to match the performance of its target index as closely as possible by owning stocks in the index, and holding them in the same proportions, so the fund will mimic the overall performance of the index. The Small Cap Index Fund seeks to match the investment performance of the Russell 2000(R) Index. The Russell 2000(R) Index is a sub-index of the Russell 3000(R) Index, which follows the 3,000 largest U.S. companies based on total market capitalization. The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, and represents about 8% of the total market capitalization of the Russell 3000(R) Index. The average market capitalization in the Russell 2000(R) Index is $526.4 million as of June 30, 1999. As of the same date, the largest company in the Index had a market capitalization of nearly $1,350 billion.

To achieve this objective, AGIM, the Fund's subadvisor, invests in companies that are listed in the Index, except for a small portion in cash, to be available for redemptions. Since it may not be possible for this Fund to buy every stock included in the Index, or in the same proportions, the Fund invests in a sampling of common stocks in the Index. The common stocks of the Russell 2000(R) Index to be included in the Fund will be selected utilizing a statistical sampling technique known as "optimization." This process selects stocks for the fund so that various industry weightings, market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index. The common stocks held by the Fund are weighted to make the Fund's aggregate investment characteristics similar to those of the Index as a whole.

Generally, an index fund tries to mirror the target index and its performance. The performance will not march exactly, though, because the index fund incurs operating expenses and other investment overhead as part of its normal operations. The index is an unmanaged group of securities, so it does not have these expenses. An investor cannot invest directly in an index. These differences between an index fund and its index are called tracking differences. An index fund seeks a tracking difference of 0.05% or less. The tracking difference may also be shown as a correlation factor. A correlation factor of 0.95, after expenses, is considered to be good, while a correlation of 1.00 is perfect.

The tracking differences are reviewed daily by AGIM for the Fund. If the Fund does not accurately track an index, AGIM will rebalance the Fund's portfolio by selecting securities which will provide a more representative sampling of the securities in the index as a whole or the sector diversification within the index, as appropriate.

MAIN INVESTING RISKS

 .    Credit Risk
 .    Currency Risk
 .    Derivatives Risk
 .    Equity Risk, (including the risks associated with investing in smaller companies)
 .    Foreign Investment Risk
 .    Liquidity Risk
 .    Management Risk

Socially Responsible Fund

Investment Goal and Strategies

The investment objective of the Socially Responsible Fund is to obtain growth of capital. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

To achieve this objective, AGIM, the Fund's subadvisor, will invest at least 80% of the Fund's assets in the equity securities of companies meeting social criteria established for the Fund. To find out which companies meet the Fund's social criteria, AGIM relies on industry classifications and research services such as the Investor Responsibility Research Center ("IRRC").


The Fund does not invest in companies that are significantly engaged in:

-    the production of nuclear energy;

-    the manufacture of weapons or delivery systems;

-    the manufacture of alcoholic beverages or tobacco products;

-    the operation of gambling casinos; or

- business practices or the production of products that significantly pollute the environment.

At least once a year, the IRRC surveys state laws to see if there are any new or revised state laws that govern or affect the investments of public funds. If the survey shows that at least 20 states have adopted laws that restrict public funds from being invested in a clearly definable category of investments, this category is automatically added to the Fund's social criteria list.

Up to 20% of the Fund's total assets may be invested in high quality money market securities and warrants, or in other types of equity securities of companies meeting social criteria, including American Depositary Receipts ("ADRs"), foreign securities, preferred stock, and convertible securities. The Fund may invest in derivatives.

MAIN INVESTING RISKS

 .    Credit Risk
 .    Currency Risk
 .    Derivatives Risk
 .    Equity Risk
 .    Foreign Investment Risk
 .    Liquidity Risk
 .    Management Risk
 .    Social Criteria Risk

High Yield Bond Fund

Investment Goal and Strategies

The High Yield Bond Fund seeks the highest possible total return consistent with conservation of capital through investment in a diversified portfolio of high yielding, high risk fixed-income securities. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

To achieve this objective, AGIM, the Fund's subadvisor, invests at least 65% of the Fund's total assets in below-investment grade U.S. and foreign junk bonds. These high yielding, high risk fixed-income securities are rated below Baa3 by Moody's and BBB- by S&P. Up to 15% can be rated below Caa3 by Moody's or CCC- by S&P. The Fund may also invest up to 35% of total assets in below-investment grade foreign fixed-income securities.

To balance this risk, the Fund may invest up to 35% in investment grade securities, those rated Baa3 or higher by Moody's and BBB- or higher by S&P. In addition, the Fund may invest up to 15% in zero coupon securities (securities not paying current cash interest), and up to 20% of total assets in equity securities. Equity securities includes common or preferred stocks, warrants, and convertible securities. AGIM is not required to dispose of a bond that is downgraded to below-investment grade. The Fund may invest in derivatives.

MAIN INVESTING RISKS

 .    Credit Risk, (including the particular risks associated with junk bonds)
 .    Currency Risk
 .    Derivatives Risk
 .    Foreign Investment Risk
 .    Interest Rate Risk
 .    Liquidity Risk
 .    Management Risk

Aggressive Growth Lifestyle Fund

Investment Goal and Strategies

AGIM, the Subadvisor of the Aggressive Growth Lifestyle Fund, seeks growth through investments in a combination of the North American Funds ("Underlying Funds"). This Fund is suitable for investors seeking the potential for capital growth that a fund investing predominately in equity securities may offer. The investment objective of the Fund can be changed by the Board of Trustees, without the approval of the Fund shareholders.

Asset allocation among the equity securities of international companies, large capitalization companies, medium capitalization companies, small capitalization companies and bonds is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The chart below reflects the projected asset allocation ranges and Underlying Fund choices for this Fund, as of the time of print.

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Underlying Funds have been selected to represent a reasonable spectrum of investment options for the Fund. We have based the target investment percentages for the Fund on the degree to which we believe the Underlying Funds, in combination, to be appropriate for the Fund's investment objective. We may change the asset allocation ranges and the particular Underlying Funds in which the Fund may invest from time to time. The Fund is a non-diversified investment company under the 1940 Act because it invests in a limitednumber of the Underlying Funds. However, the Underlying Funds themselves are diversified companies.

MAIN INVESTING RISKS

 .    Concentration Risk
 .    Credit Risk
 .    Currency Risk
 .    Derivatives Risk
 .    Equity Risk
 .    Interest Rate Risk
 .    Liquidity Risk
 .    Foreign Investment Risk
 .    Management Risk

          International Equity Securities                             25%-35%
               Underlying Fund:
               International Equity Fund
               (This Fund invests at least 65% in non-U.S.
               companies.)

          Small Capitalization Equity Securities                      15%-25%
               Underlying Fund:
               Small Cap Growth Fund
               (This Fund invests in the equities of small capitalization companies.)

          Medium Capitalization Equity Securities                     10%-20%
               Underlying Funds:
               Mid Cap Value Fund
               Mid Cap Growth Fund
               (These Funds invest in the equities of medium capitalization companies.)

          Large Capitalization Equity Securities                      20%-30%
               Underlying Funds:
               Large Cap Growth Fund
               Growth & Income Fund
               (These Funds invest in the equities of large capitalization companies.)

          Bonds                                                       5%-15%
               Underlying Funds:
               Core Bond Fund
               High Yield Bond Fund
               (These Funds invest in fixed-income securities, at least 65% of which are investment grade.)

Moderate Growth Lifestyle Fund

Investment Goal and Strategies

AGIM, the Fund's subadvisor, seeks growth and current income through investments in a combination of the North American Funds ("Underlying Funds"). This Fund is suitable for investors who wish to invest in equity securities, but who are not willing to assume the substantial market risks of the Growth Lifestyle Fund. The investment objective of the Fund can be changed by the Board of Trustees, without the approval of the Fund shareholders.

Asset allocation among the equity securities of international companies, large capitalization companies, medium capitalization companies, small capitalization companies and bonds is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The chart below reflects the projected asset allocation ranges and Underlying Fund choices for this Fund, as of the time of print.

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Underlying Funds have been selected to represent a reasonable spectrum of investment options for the Fund. We have based the target investment percentages for the Fund on the degree to which we believe the Underlying Funds, in combination, to be appropriate for the Fund's investment objective.We may change the asset allocation ranges and the particular Underlying Funds in which the Fund may invest from time to time.

The Fund is a non-diversified investment company under the 1940 Act because it invests in a limited number of the Underlying Funds. However, the Underlying Funds themselves are diversified companies.

MAIN INVESTING RISKS

 .    Concentration Risk
 .    Credit Risk
 .    Currency Risk
 .    Derivatives Risk
 .    Equity Risk
 .    Interest Rate Risk
 .    Liquidity Risk
 .    Foreign Investment Risk
 .    Management Risk

               International Equity Securities                       10%-20%
               Underlying Fund:
               International Equity Fund
               (This Fund invests at least 65% in non-U.S.
               companies.)

               Small Capitalization Equity Securities                10%-20%
               Underlying Fund:
               Small Cap Growth Fund
               (This Fund invests in the equities of small capitalization companies.)

               Medium Capitalization Equity Securities               10%-20%
               Underlying Funds:
               Mid Cap Value Fund
               Mid Cap Growth Fund
               (These Funds invest in the equities of medium capitalization companies.)

               Large Capitalization Equity Securities                25%-35%
               Underlying Funds:
               Large Cap Growth Fund
               Growth & Income Fund
               (These Funds invest in the equities of large capitalization companies.)

               Bonds                                                 20%-30%
               Underlying Funds:
               Core Bond Fund
               High Yield Bond Fund
               (These Funds invest in fixed-income securities, at least 65% of which are investment grade.)

Conservative Growth Lifestyle Fund

Investment Goal and Strategies

AGIM, the subadvisor for the fund, seeks current income and low to moderate growth of capital through investments in a combination of the North American Funds ("Underlying Funds"). This Fund is suitable for investors who wish to invest in equity securities, but who are not willing to assume the market risks of either the Growth Lifestyle Fund or the Moderate Growth Lifestyle Fund. The investment objective of the Fund can be changed by the Board of Trustees, without the approval of the Fund shareholders.

Asset allocation among the equity securities of international companies, large capitalization companies, medium capitalization companies, small capitalization companies and bonds is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The chart below reflects the projected asset allocation ranges and Underlying Fund choices for this Fund, as of the time of print.

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Underlying Funds have been selected to represent a reasonable spectrum of investment options for the Fund. We have based the target investment percentages for the Fund on the degree to which we believe the Underlying Funds, in combination, to be appropriate for the Fund's investment objective. We may change the asset allocation ranges and the particular Underlying Funds in which the Fund may invest from time to time. The Fund is a non-diversified investment company under the 1940 Act because it invests in a limited number of the Underlying Funds. However, the Underlying Funds themselves are diversified companies.

MAIN INVESTING RISKS

 .    Concentration Risk
 .    Credit Risk
 .    Currency Risk
 .    Derivatives Risk
 .    Equity Risk
 .    Interest Rate Risk
 .    Liquidity Risk
 .    Foreign Investment Risk
 .    Management Risk

               International Equity Securities                        5%-15%
               Underlying Fund:
               International Equity Fund
               (This Fund invests at least 65% in non-U.S.
               companies.)

               Small Capitalization Equity Securities                 5%-15%
               Underlying Fund:
               Small Cap Growth Fund
               (This Fund invests in the equities of small capitalization companies.)

               Medium Capitalization Equity Securities                5%-15%
               Underlying Funds:
               Mid Cap Value Fund
               Mid Cap Growth Fund
               (These Funds invest in the equities of medium capitalization companies.)

               Large Capitalization Equity Securities                 25%-35%
               Underlying Funds:
               Large Cap Growth Fund
               Growth & Income Fund
               (These Funds invest in the equities of large capitalization companies.)

               Bonds                                                  30%-50%
               Underlying Funds:
               Core Bond Fund
               High Yield Bond Fund
               (These Funds invest in fixed-income securities, at least 65% of which are investment grade.)

Municipal Money Market Fund

Investment Goal and Strategies

The Fund seeks liquidity, protection of capital and current income through investments in short-term money market securities that are exempt from regular federal income taxation. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

To achieve this objective, AGIM, the Fund's subadvisor, invests in short-term money market securities to provide you with liquidity, protection of your investment and current income that is exempt from federal income tax. AGIM uses 95% of the Fund's total assets to buy short-term securities that are rated within the highest rating category for short-term fixed-income securities by at least two nationally recognized rating services or unrated securities of comparable investment quality. These eligible securities must mature, after giving effect to any demand features, in 13 months or less and the Fund must have a dollar-weighted average portfolio maturity of 90 days or less. These practices are mandated by Rule 2a-7 of the 1940 Act and are designed to reduce risk and minimize fluctuation in the share price. If the Fund invests in municipal securities issued for certain private purposes, a portion of the Fund's dividends may be subject to the alternative minimum tax.

The investments this Fund may buy include:

- Municipal fixed-income securities with remaining maturities of 13 months or less
- Commercial paper sold by municipalities rated at least MIG1 or MIG2 by Moody's or A1 or A2 by S&P
-    Variable rate demand notes
- Auction rate preferred stock and other adjustable rate obligations that are exempt from federal income taxation
- Illiquid and restricted securities, limited to 10% of the Fund's net assets at all times
-    Rule 144A securities (liquid)

MAIN INVESTING RISKS

 .    Credit Risk
 .    Interest Rate Risk
 .    Management Risk

Science & Technology Fund

Investment Goals and Strategies


The objective of the Science and Technology Fund is long-term growth of capital.

The Fund's subadvisor, T. Rowe Price, pursues this objective by investing at least 65% of the Fund's assets in the common stocks and equity-related securities of companies that are expected to benefit from scientific breakthroughs and advancements in technology. Some of the industries that are likely to be included in the portfolio are:

-    Chemicals and synthetic materials, including pharmaceuticals
-    Computers, including hardware and software
-    Defense and aerospace
-    E-Commerce
-    Electronics
-    Media and information services
-    Telecommunications

The Fund may invest up to 30% of its assets foreign securities, including American Depositary Receipts ("ADRs") and other dollar-denominated foreign securities. The Fund may invest up to 25% in other equity-related securities of science and technology companies, including convertible debt securities and convertible preferred stock. In addition, the Fund may invest in money market securities in order to have cash available for redemptions. The Fund may invest in derivatives.

MAIN INVESTING RISKS

 .    Credit Risk
 .    Currency Risk
 .    Derivatives Risk
 .    Equity Risk
 .    Liquidity Risk
 .    Foreign Investment Risk
 .    Management Risk
 .    Science & Technology Company Risk

Descriptions of Main Investing Risks

The value of your investment in a Fund can change for many reasons, and may decrease. The primary reasons for possible decreases in a Fund's value are called "Main Investing Risks," and are explained in this section. Because the types of investments a Fund makes change over time, the types of risks affecting the Fund will change as well. Section II of the Prospectus includes more information about other risks that might affect the Funds' values.

Concentration Risk

Investment professionals believe that investment risk can be reduced through diversification, which is simply the practice of choosing more than one type of investment. On the other hand, concentrating investments in a smaller number of securities increases risk.

Credit Risk

Credit Risk is the risk that the issuer or the guarantor (the entity that agrees to pay the debt if the issuer cannot) of a debt or fixed income security, or the counterpart to a derivatives contract or a securities loan, will not repay the principal and interest owed to the investors or otherwise honor its obligations. There are different levels of credit risk. Funds that invest in lower-rated securities have higher levels of credit risk. Lower-rated or unrated securities of equivalent quality (generally known as junk bonds) have very high levels of credit risk. Securities that are highly rated have lower levels of credit risk.

Funds may be subject to greater credit risk because they may invest in debt securities issued in connection with corporate restructurings by highly leveraged (indebted) issuers and in debt securities not current in the payment of interest or principal, or in default.

Funds that invest in foreign securities are also subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign (national) debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

Currency Risk

Funds that invest in securities that are denominated in and/or are receiving revenues in foreign currencies are subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. In the case of hedging positions, it is the risk that the U.S. dollar will decline in value relative to the currency hedged.

Derivatives Risk

Derivatives are financial contracts between two parties whose value depends on, or is derived from, the change in value of an underlying asset, reference rate or index. When the value of the underlying security or index changes, the value of the derivative changes as well. As a result, derivatives can lose all of their value very quickly. Derivatives also offer the opportunity for great increases in value. Because derivatives are contracts between parties, there is also some credit risks associated with using derivatives. Additional risk associated with derivatives include mispricing and improper valuation. Derivatives risk for some Funds will be increased by their investments in structured securities.

Equity Risk

Equity securities, such as a company's common stock, may fall in value in response to factors relating to the issuer, such as management decisions or falling demand for a company's goods or services. Additionally, factors affecting a company's particular industry, such as increased production costs, may affect the value of its equity securities. Equity securities also rise and fall in value as a result of factors affecting entire financial markets, such as political or economic developments, or changes in investor psychology. Growth stocks are the stocks of companies that have earnings that are expected to grow relatively rapidly. As a result, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks.

Value stocks are the stocks of companies that are not expected to experience significant earnings growth, but that are undervalued, or are inexpensive relative to the value of the company and its business as a whole. These companies may have experienced recent troubles that have caused their stocks to be out of favor with investors. If the market does not recognize the value of the company over time, the price of its stock may fall, or simply may not increase as expected.

Market capitalization refers to the total value of a company's outstanding stock. Smaller companies with market capitalizations of less than $1 billion or so are more likely than larger companies to have limited product lines, smaller markets for their products and services, and they may depend on a small or inexperienced management group. Small company stock may not trade very actively, and their prices may fluctuate more than stocks of larger companies. Stocks of smaller companies may be more vulnerable to negative changes than stocks of larger companies.

Foreign Investment Risk

Funds investing in foreign securities may experience rapid changes in value. One reason for this volatility is that the securities markets of many foreign countries are relatively small, with a limited number of industries. Also, foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards.

The possibility of political instability or diplomatic developments in foreign countries could trigger nationalization of companies and industries, expropriation (confiscation of property), extremely high levels of taxation, and other negative developments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Funds that invest in sovereign debt obligations are exposed to the risks of political, social and economic change in the countries that issued the bonds.

Interest Rate Risk (Market Risk)

Interest rate risk, or market risk, is the risk that a change in interest rates will negatively affect the value of a security. This risk applies primarily to debt securities such as bonds, notes and asset backed securities. Debt securities are obligations of the issuer to make payments of principal and/or interest on future dates. As interest rates rise, an investment in a Fund can lose value, because the value of the securities the Fund holds may fall.

Market risk is generally greater for Funds that invest in debt securities with longer maturities. This risk may be increased for Funds that invest in mortgage-backed or other types of asset-backed securities that are often prepaid. Even Funds that invest in the highest quality debt securities are subject to interest rate risk.

Liquidity Risk

Liquidity risk is the risk that a Fund will not be able to sell a security because there are too few people who actively buy and sell, or trade, that security on a regular basis. A Fund holding an illiquid security may not be able to sell the security at a fair price. Liquidity risk increases for Funds investing in derivatives, foreign investments or restricted securities.

Management Risk

Management risk is the risk that the subadvisor of a Fund, despite using various investment and risk analysis techniques, may not produce the desired investment results.

Social Criteria Risk

This risk applies only to the Socially Responsible Fund. If a company stops meeting the Fund's social criteria after the Fund invested in it, the Fund will sell these investments even if this means the Fund loses money. Also, if the Fund changes its social criteria and the companies the Fund has already invested in no longer qualify, the Fund will sell these investments, even if this means the Fund loses money. Social criteria screening will limit the availability of investment opportunities for the Fund more than for funds having no such criteria.

Science & Technology Company Risk

Companies in the rapidly changing fields of science and technology often face unusually high price volatility, both in terms of gains and losses. The potential for wide variation in performance is based on the special risks common to these stocks. For example, products or services that at first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments can result in sharp price declines. A portfolio focused primarily on these stocks is, therefore, likely to be much more volatile.

Section II:

Fees and Expenses of the North American Funds

This table describes the fees and expenses that you may pay if you invest in the Funds.

Shareholder Fees (fees paid directly from your investment)

                                                    Class A   Class B   Class C
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases (as a
percentage of offering price)
  Equity Funds                                        5.75%     None      None
  High Yield Bond Fund                                4.75%     None      None
  Municipal Money Market Fund                         None      None      None
Maximum Deferred Sales Charge (as a percentage
of original purchase price or redemption price,
whichever is lower)
  High Yield Bond Fund                                1%(1)     5%(2)     1%(3)
  Municipal Money Market Fund                         None      None      None



Annual Fund Operating Expenses (expenses that are deducted from fund assets)

Fund                                                Class A   Class B   Class C
--------------------------------------------------------------------------------
Mid Cap Value Fund
  Management Fees                                     0.90%     0.90%     0.90%
  Distribution (12b-1) Fees                           0.35%     1.00%     1.00%
  Other Expenses                                      0.60%     0.60%     0.60%
  Total Annual Fund Operating Expenses                1.85%     2.50%     2.50%
  Fee Waiver/Expense Reimbursement                    0.07%     0.07%     0.07%
Net Expenses                                          1.78%     2.43%     2.43%
--------------------------------------------------------------------------------
Stock Index Fund
  Management Fees                                     0.27%     0.27%     0.27%
  Distribution (12b-1) Fees                           0.35%     1.00%     1.00%
  Other Expenses                                      0.66%     0.66%     0.66%
  Total Annual Fund Operating Expenses                1.28%     1.93%     1.93%
  Fee Waiver/Expense Reimbursement                    0.28%     0.28%     0.28%
Net Expenses                                          1.00%     1.65%     1.65%
------------------------------------------------------------------------------

------------------
(1) 1% first year after purchase for purchases of $1 million or more. 2% for redemption within 2 years.
(2)  5% first year; 4% second year; 3%third year; 2% fourth year; 1%fifth year.
(3)  0% after first year.

--------------------------------------------------------------------------------
Small Cap Index Fund
  Management Fees                                   0.28%     0.28%     0.28%
  Distribution (12b-1) Fees                         0.35%     1.00%     1.00%
  Other Expenses                                    1.09%     1.09%     1.09%
  Total Annual Fund Operating Expenses              1.72%     2.37%     2.37%
  Fee Waiver/Expense Reimbursement                  0.72%     0.72%     0.72%
Net Expenses                                        1.00%     1.65%     1.65%
--------------------------------------------------------------------------------
Socially Responsible Fund
  Management Fees                                   0.65%     0.65%     0.65%
  Distribution (12b-1) Fees                         0.35%     1.00%     1.00%
  Other Expenses                                    0.78%     0.78%     0.78%
  Total Annual Fund Operating Expenses              1.78%     2.43%     2.43%
  Fee Waiver/Expense Reimbursement                  0.28%     0.28%     0.28%
Net Expenses                                        1.50%     2.15%     2.15%
--------------------------------------------------------------------------------
High Yield Bond Fund
  Management Fees                                   0.83%     0.83%     0.83%
  Distribution (12b-1) Fees                         0.35%     1.00%     1.00%
  Other Expenses                                    0.55%     0.55%     0.55%
  Total Annual Fund Operating Expenses              1.73%     2.38%     2.38%
  Fee Waiver/Expense Reimbursement                  0.18%     0.18%     0.18%
Net Expenses                                        1.55%     2.20%     2.20%
--------------------------------------------------------------------------------
Aggressive Growth Lifestyle Fund
  Management Fees                                   0.10%     0.10%     0.10%
  Distribution (12b-1) Fees                            0%        0%     None
  Other Expenses                                      --        --        --
  Total Annual Fund Operating Expenses              0.10%     0.10%     0.10%
  Fee Waiver/Expense Reimbursement                    --        --        --
Net Expenses                                        0.10%     0.10%     0.10%


The number below shows the total combined operating expenses as a percentage of net assets, including indirect expenses of Underlying Funds after expense reimbursements. This reflects total average weighted combined operating expenses.
--------------------------------------------------------------------------------
Moderate Growth Lifestyle Fund
  Management Fees                                   0.10%     0.10%     0.10%
  Distribution (12b-1) Fees                            0         0      None
  Other Expenses                                      --        --        --
  Total Annual Fund Operating Expenses              0.10%     0.10%     0.10%
  Fee Waiver/Expense Reimbursement                    --        --        --
Net Expenses                                        0.10%     0.10%     0.10%


The number below shows the total combined operating expenses as a percentage of net assets, including indirect expenses of Underlying Funds after expense reimbursements. This reflects total average weighted combined operating expenses.
--------------------------------------------------------------------------------
Conservative Growth Lifestyle Fund
  Management Fees                                   0.10%     0.10%     0.10%
  Distribution (12b-1) Fees                            0         0      None
  Other Expenses                                      --        --        --
  Total Annual Fund Operating Expenses              0.10%     0.10%     0.10%
  Fee Waiver/Expense Reimbursement                    --        --        --
Net Expenses                                        0.10%     0.10%     0.10%


The number below shows the total combined operating expenses as a percentage of net assets, including indirect expenses of Underlying Funds after expense reimbursements. This reflects total average weighted combined operating expenses.
--------------------------------------------------------------------------------

Municipal Money Market Fund

  Management Fees                                   0.35%     0.35%     0.35%
  Distribution (12b-1) Fees                            0%        0%        0%
  Other Expenses                                    0.85%     0.85%     0.85%
  Total Annual Fund Operating Expenses              1.20%     1.20%     1.20%
  Fee Waiver/Expense Reimbursement                  0.45%     0.45%     0.45%
Net Expenses                                        0.75%     0.75%     0.75%
--------------------------------------------------------------------------------
Science & Technology Fund
  Management Fees                                   0.90%     0.90%     0.90%
  Distribution (12b-1) Fees                         0.35%     1.00%     1.00%
  Other Expenses                                    1.00%     1.00%     1.00%
  Total Annual Fund Operating Expenses              2.25%     2.90%     2.90%
  Fee Waiver/Expense Reimbursement                  0.80%     0.80%     0.80%
Net Expenses                                        1.45%     2.10%     2.10%
--------------------------------------------------------------------------------

The higher Distribution Fees borne by Class B and Class C shares may cause long-term shareholders to pay more in sales charges than the maximum permitted front-end sales charge on Class A shares.

By translating "Total Annual Fund Operating Expenses" into dollar amounts, these examples help you compare the costs of investing in a particular Fund, or a particular class of shares, with the costs of investing in other mutual funds.

* AGAM is contractually obligated to waive its advisory fees and/or reimburse the Funds for certain expenses in the amounts indicated above through October 31, 2000.

The examples assume that you:

 .    Invest $10,000 in a Fund for the time period indicated and then redeem all of your shares at the end of those periods.

 .    Your investment earns a 5% return each year and that each Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                  1 Year  3 Years  5 Years  10 Years
--------------------------------------------------------------------------------
 Mid Cap Value Fund
 Class A Shares                        $745    $1,103   $1,484   $2,549
 Class B Shares                        $746    $1,158   $1,496   $2,603
 Class B No Redemption                 $246    $  758   $1,296   $2,603
 Class C Shares                        $346    $  758   $1,296   $2,766
 Class C No Redemption                 $246    $  758   $1,296   $2,766
--------------------------------------------------------------------------------
 Stock Index Fund
 Class A Shares                        $671    $  875   $1,096   $1,729
 Class B Shares                        $668    $  920   $1,097   $1,780
 Class B No Redemption                 $168    $  520   $  897   $1,780
 Class C Shares                        $268    $  520   $  897   $1,955
 Class C No Redemption                 $168    $  520   $  897   $1,955
--------------------------------------------------------------------------------
 Small Cap Index Fund
 Class A Shares                        $671    $  875   $1,096   $1,729
 Class B Shares                        $668    $  920   $1,097   $1,780
 Class B No Redemption                 $168    $  520   $  897   $1,780
 Class C Shares                        $268    $  520   $  897   $1,955
 Class C No Redemption                 $168    $  520   $  897   $1,955
--------------------------------------------------------------------------------
 Socially Responsible Fund
 Class A Shares                        $719    $1,022   $1,346   $2,263
 Class B Shares                        $718    $1,073   $1,354   $2,315
 Class B No Redemption                 $218    $  673   $1,154   $2,315
 Class C Shares                        $318    $  673   $1,154   $2,483
 Class C No Redemption                 $218    $  673   $1,154   $2,483
--------------------------------------------------------------------------------
 High Yield Bond Fund
 Class A Shares                        $625    $  941   $1,280   $2,233
 Class B Shares                        $723    $1,088   $1,380   $2,367
 Class B No Redemption                 $223    $  688   $1,180   $2,367
 Class C Shares                        $323    $  688   $1,180   $2,534
 Class C No Redemption                 $223    $  688   $1,180   $2,534
--------------------------------------------------------------------------------
 Aggressive Growth Lifestyle Fund
 Class A Shares                        $585    $  605   $  628   $  696
 Class B Shares                        $510    $  432   $  256   $  128
 Class B No Redemption                 $ 10    $   32   $   56   $  128
 Class C Shares                        $110    $   32   $   56   $  128
 Class C No Redemption                 $ 10    $   32   $   56   $  128
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Moderate Growth Lifestyle Fund
 Class A Shares                        $585    $  605   $628     $696
 Class B Shares                        $510    $  432   $256     $128
 Class B No Redemption                 $ 10    $   32   $ 56     $128
 Class C Shares                        $110    $   32   $ 56     $128
 Class C No Redemption                 $ 10    $   32   $ 56     $128
--------------------------------------------------------------------------------
 Conservative Growth Lifestyle Fund
 Class A Shares                        $585    $  605   $628     $696
 Class B Shares                        $510    $  432   $256     $128
 Class B No Redemption                 $ 10    $   32   $ 56     $128
 Class C Shares                        $110    $   32   $ 56     $128
 Class C No Redemption                 $ 10    $   32   $ 56     $128
--------------------------------------------------------------------------------
 Municipal Money Market Fund
 Class A Shares                        $ 77    $  240   $417     $930
 Class B Shares                        $ 77    $  240   $417     $930
 Class B No Redemption                 $ 77    $  240   $417     $930
 Class C Shares                        $ 77    $  240   $417     $930
 Class C No Redemption                 $ 77    $  240   $417     $930
--------------------------------------------------------------------------------
 Science & Technology Fund
 Class A Shares                        $714    $1,007
 Class B Shares                        $713    $1,058
 Class B No Redemption                 $213    $  658
 Class C Shares                        $313    $  658
 Class C No Redemption                 $213    $  658
--------------------------------------------------------------------------------

More Information About Investment Strategies and Risks

This Prospectus does not attempt to disclose all of the different investment techniques that the Funds might use, or all of the types of securities in which the Funds might invest. As with any mutual fund, investors must rely on the professional judgment and skill of the Funds' management. A subadvisor may choose not to use some or all of the investment techniques available to a Fund, and these choices may cause the Fund to lose money or not achieve its goal.

Each Fund has a unique investment objective (see the Fund Summaries) that it tries to achieve through its investment strategies. The investment objectives of the Funds may be changed by the Trustees without the approval of a Fund's shareholders. Except for certain investment restrictions, the strategies a Fund uses to achieve its investment objective also may be changed by the Trustees without approval of the shareholders. Because each Fund is different, they have different investment policies and risks, and will also have different returns over time. This section provides additional information about the Funds, and should be read in conjunction with the Fund Summaries.

--------------------------------------------------------------------------------
More About Portfolio Investments
--------------------------------------------------------------------------------

Each Fund's principal investment strategy and risks are described above. Funds may invest in other investments and may use investment techniques as described below. All Money Market Fund investments must comply with Rule 2a-7 of the 1940 Act, which allows the purchase of only high quality money market instruments. The Lifestyle Funds invest in other Funds described in this Prospectus and thus are not specifically mentioned below. Please refer to the SAI for more information about investments.

Asset-Backed Securities

Asset-backed securities are bonds or notes that are normally supported by a specific property. If the issuer fails to pay the interest or return the principal when the bond matures, then the issuer must give the property to the bondholders or noteholders. Examples of assets supporting asset-backed securities include credit card receivables, retail installment loans, home equity loans, auto loans, and manufactured housing loans. All of the Funds may invest in asset-backed securities.

Depositary Receipts

ADRs are certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank. ADRs in which a Fund may invest may be sponsored or unsponsored. There may be less information available about foreign issuers of unsponsored ADRs. All of the Funds except for the Municipal Money Market Fund may purchase ADRs.

EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. We consider ADRs, EDRs and GDRs to be foreign securities. The High Yield Bond Fund, Mid Cap Value Fund, Small Cap Index Fund, Socially Responsible Fund, and the Stock Index Fund may invest in EDRs and GDRs.

Equity Securities

Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of the issuing company and on market and economic conditions. If you own an equity security, you own a part of the company that issued it. Companies sell equity securities to get the money they need to grow.

Stocks are one type of equity security. Each share of stock represents a part of the ownership of the company. The holder of stock participates in the growth of the company through the stock price and receipt of dividends. All the Funds may invest in equities except for the Municipal Money Market Fund, though equities may not be a primary strategy for each Fund.

Generally, there are three types of stocks:

1. Common stock - Common stock usually has voting rights, which allow an investor to vote for the company Board of Directors. Common stock also
     --------
     gives each owner a share in a company's profits through dividend payments
                                                             --------
     or the capital appreciation of the security.

2. Preferred stock - Each share of preferred stock allows the holder to get a fixed dividend before the common stock shareholders receive any dividends on their shares.

3. Convertible preferred stock - A stock with a fixed dividend which the holder may exchange for a certain amount of common stock.

Stocks are not the only type of equity security. Other equity securities include but are not limited to convertible securities, depository receipts, warrants, rights and partially paid shares, investment company securities, real estate securities, convertible bonds and foreign equity securities, such as ADRs, GDRs and EDRs.

Fixed-income Securities

Fixed-income securities include a broad array of short-, medium-and long-term obligations, including notes and bonds. Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to changes in relative values of currencies. Fixed-income securities generally involve an obligation of the issuer to pay interest on either a current basis or at the maturity of the security and to repay the principal amount of the security at maturity.

Bonds are one type of fixed-income security and are sold by governments on the local, state, and federal levels, and by companies. There are many different kinds of bonds. For example, each bond issue has specific terms. U.S. Government bonds are guaranteed to pay interest and principal by the federal government. Revenue bonds are usually only paid from the revenue of the issuer. An example of that would be an airport revenue bond. Debentures are a very common type of corporate bond (a bond sold by a company). Payment of interest and return of principal is subject to the company's ability to pay. Convertible bonds are corporate bonds that can be exchanged for stock.

The types of bonds that most Funds purchase, for example, includes U.S. Government bonds and investment grade corporate bonds. AGAM and the Subadvisors will not necessarily dispose of a bond if its ratings are downgraded to below investment grade. All of the Funds may invest in investment grade bonds. Of those that invest in bonds, only the High Yield Bond Fund and the Mid Cap Value Fund may also invest in below-investment grade bonds.

Investing in a bond is like making a loan for a fixed period of time at a fixed interest rate.During the fixed period, the bond pays interest on a regular basis. At the end of the fixed period, the bond matures and the investor usually gets back the principal amount of the bond. Fixed periods to maturity are categorized as short-term (generally less than 12 months), intermediate (one to 10 years), and long-term (10 years or more). Commercial paper is a specific type of corporate or short-term note. In fact, it's very short-term, being paid in less than 270 days, though most commercial paper matures in 50 days or less.

Bonds are not the only type of fixed-income security. Other fixed-income securities include, for example, U.S. and foreign corporate fixed-income securities, including convertible securities (bonds, debentures, notes and other similar instruments) and corporate commercial paper; mortgage-related and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities, preferred or preference stock, catastrophe bonds, and loan participations; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; fixed-income securities issued by states or local governments and their agencies, authorities and other instrumentalities; obligations of foreign governments or their subdivisions, agencies and instrumentalities; and obligations of international agencies or supranational entities. Fixed-income securities may be acquired with warrants attached.

Foreign Currency

Funds buy foreign currencies when they believe the value of the currency will increase. If it does increase, they sell the currency for a profit. If it decreases they will experience a loss. All the Funds except for the Municipal Money Market Fund may invest in foreign currency.

Foreign Securities

Securities of foreign issuers may be denominated in foreign currencies. Generally, all of the Funds may invest in foreign securities except for the Municipal Money Market Fund.

Securities of foreign issuers include obligations of foreign branches of U.S. banks and of foreign banks, common and preferred stocks, fixed-income securities issued by foreign governments, corporations and supranational organizations, and ADRs, EDRs and GDRs. See "Depositary Receipts".

Futures and Options

Futures and options are considered derivative securities, since the value of the future or option is derived in part from the value and characteristics of another security. A "future" is a contract which involves the sale of a security for future delivery. An "option" gives the buyer the opportunity to buy or sell a security at a set price on or before a date specified in the contract. A call option buyer thinks the stock price may go up in the future, while a put option buyer thinks the stock price may go down. All of the Funds except for the Municipal Money Market Fund may invest in derivatives.

The Funds use stock and bond futures to invest cash and cash equivalents to:

- Write (sell) exchange traded covered put and call options on securities and stock indices.

- Purchase exchange traded put and call options on securities and stock indices.

-    Purchase and sell exchange traded financial futures contracts.

- Write (sell) covered call options and purchase exchange traded put and call options on financial futures contracts.

- Write (sell) covered call options and purchase non- exchange traded call and put options on financial futures contracts.

Illiquid Securities

An illiquid security is one that may not be frequently traded or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Illiquid securities include, but are not limited to, time deposits and repurchase agreements not maturing within seven days and restricted securities. Non-money market funds may invest up to 15% in illiquid securities, while money market funds are limited to 10%. This restriction applies at all times to all assets.

A restricted security is one that has not been registered with the SEC and, therefore, cannot be sold in the public market. Securities eligible for sale under Rule 144A and commercial paper offered pursuant to Section 4(2) of the Securities Act of 1933, as amended, are not deemed by AGAM or the Fund's Subadvisor to be illiquid solely by reason of being restricted. Instead, AGAM or the Subadvisor will determine whether such securities are liquid based on trading markets and pursuant to guidelines adopted by the Series Company's Board of Trustees. If AGAM or the Subadvisor concludes that a security is not liquid, that investment will be included within the Fund's limitation on illiquid securities.

Investment Companies

All of the Funds may invest in the securities of other open-end or closed-end investment companies subject to the limitations imposed by the 1940 Act. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by an investment company in which it invests.

Investment Funds

Some countries have laws and regulations that currently preclude direct foreign investment in the securities of their companies. However, indirect foreign investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted through investment funds which have been specifically authorized. Mid Cap Value Fund, Small Cap Index Fund and the Stock Index Fund may invest in investment funds.

Loan Participations

A loan participation is an investment in a loan made to a U.S. company that is secured by the company's assets. The assets must be, at all times, worth enough money to cover the balance due on the loan. Major national and regional banks make loans to companies and then sell the loans to investors. These banks don't guarantee the companies will pay the principal and interest due on the loans. All of the Funds except the Mid Cap Value Fund may invest in loan participations.

Money Market Securities

A money market security is high quality when it is rated in one of the two highest credit categories by Moody's or S&P or another nationally recognized rating service or if unrated, deemed high quality by AGAM or a Subadvisor. All the Funds may invest in money market securities, though it is not a primary strategy for all Funds.

Examples of high quality money market securities include:

-    Cash and cash equivalents

- Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities

- Certificates of deposit and other obligations of domestic banks having total assets in excess of $1 billion

-    Commercial paper sold by corporations and finance companies

-    Corporate debt obligations with remaining maturities of 13 months or less

- Repurchase agreements, money market securities of foreign issuers if payable in U.S. dollars, asset-backed securities, loan participations, and adjustable rate securities.

Mortgage-Related Securities

Mortgage-related securities include, but are not limited to, mortgage pass-through securities, collateralized mortgage obligations and commercial mortgage-backed securities. All of the Funds except for Small Cap Index Fund, Socially Responsible Fund, and the Stock Index Fund may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgage loans secured by residential or commercial real property. Payments of interest and principal on these securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the mortgage loans which underlie the securities. Mortgage-related securities are subject to interest rate risk and prepayment risk.

Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. Government (i.e., securities guaranteed by GNMA); or guaranteed by agencies or instrumentalities of the U.S. Government (i.e., securities guaranteed by FNMA or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage-related securities created by non-governmental issuers (such as commercial banks, private mortgage insurance companies and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

Collateralized mortgage obligations ("CMOs") are hybrid mortgage-related instruments. CMOs may be collateralized by whole mortgage loans or by portfolios of mortgage pass-through securities guaranteed by

GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity, coupon, and prepayment preference. CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Funds.

Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Real Estate Securities

Real estate securities are securities issued by companies that invest in real estate or interests therein. All of the Funds except for the High Yield Bond Fund may invest in real estate securities and real estate investment trusts ("REITs"). REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity.

Repurchase Agreements

A repurchase agreement requires the seller of the security to buy it back at a set price at a certain time. If a Fund enters into a repurchase agreement, it is really making a short-term loan (usually for one day to one week). The risk in a repurchase agreement is the failure of the seller to be able to buy the security back. If the value of the security declines, the Fund may have to sell at a loss. A repurchase agreement of more than 7 days duration is illiquid. A Fund may enter into repurchase agreements only with well-established securities dealers or banks that are members of the Federal Reserve System. All the Funds in this Prospectus may invest in repurchase agreements.

Reverse Repurchase Agreements and Dollar Rolls

A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. If a Fund's positions in reverse repurchase agreements or similar transactions are not covered by liquid assets in a segregated account, such transactions would be subject to the Funds' limitations on borrowings. The Funds will not borrow money, except as provided in each Fund's investment restrictions. Reverse repurchase agreements may be entered into by all Funds.

The High Yield Bond Fund and the Mid Cap Value Fund may enter into dollar rolls. In a dollar roll transaction, a Fund sells mortgage-backed or other securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date.

Structured Securities

The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of a Fund's investment. The High Yield Bond Fund may enter into structured securities.

Swap Agreements

Swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. The Mid Cap Value Fund may enter into swap agreements.

U.S. Government Securities

All the Funds may invest in U.S. Government securities. U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds' shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, the Tennessee Valley Authority and the Small Business Authority are supported only by the credit of the instrumentality. U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater market risk than interest-paying securities of similar maturities. Custodial receipts issued in connection with so-called trademark zero coupon securities, such as CATs and TIGRs, are not issued by the U.S. Treasury, and are, therefore, not U.S. Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities (STRIPs and CUBEs) are direct obligations of the U.S. Government.

Variable Amount Demand Master Notes

Variable amount master demand notes are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula. The High Yield Bond Fund and the Mid Cap Value Fund may invest in the variable amount demand master notes.

Variable Rate Demand Notes

Variable rate demand notes ("VRDNs") are either taxable or tax-exempt obligations containing a floating or variable interest rate adjustment formula, together with an unconditional right to demand payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days. The Money Market Fund and the Municipal Funds may also may invest in participation VRDNs, which provide a Fund with an undivided interest in underlying VRDNs held by major investment banking institutions. All the Funds may invest in VRDNs.

Warrants and Rights

Warrants and rights are instruments which entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities. All of the Funds except for the Municipal Money Market Fund may invest in warrants and rights.

When-Issued Securities

When-issued securities are those investments that have been announced by the issuer and will soon be on the market. The Funds negotiate the price with a broker before it goes on the market. If the security ends up selling on the market at a lower price than negotiated, the Funds may have a loss. If it sells at a higher price, the Funds may have a profit. All of the Funds except the Mid Cap Value Fund may invest in when-issued securities.

--------------------------------------------------------------------------------
More about Index Funds and Tracking an Index
--------------------------------------------------------------------------------

The factors that cause a Fund to perform differently from the index it tries to track are called tracking differences. There is no assurance that an Index Fund can track its index.

The coefficient of correlation (r) is an index number which shows how closely two variables are related. If r = 0 there is no tendency for one variable to change with the other. A value of +1 means that one variable will vary exactly with the other. Index funds try to keep their coefficient of correlation as close to 1 as possible. As a practical matter, any coefficient above 0.95, when measured against the comparison index, shows good tracking.

Tracking accuracy is reviewed daily by the Subadvisor for each of the Index Funds. If an Index Fund does not accurately track an index, the Subadvisor will rebalance the Fund's portfolio by selecting securities which will provide a more representative sampling of the securities in the index as a whole or the sector diversification within the index, as appropriate.

The index may remove one stock and substitute another, requiring the Fund to do the same. When a stock is sold and the new stock purchased, the Fund incurs transaction costs.The index incurs no transaction costs. Therefore, any index fund portfolio manager cannot match exactly the performance of an index.

An index fund may not buy every single stock in its index or in the same proportions as the index. The Subadvisor may rely on a statistical selection technique to figure out, of the stocks tracked by their index, how many and which ones to buy. Stocks are bought and sold when they are added to or dropped from the index. This helps to keep brokerage fees and other transaction costs lower than other funds, generally.

Management of the Funds

Investment Adviser


Under the federal securities laws, Massachusetts law, and the Trust's Agreement and Declaration of Trust and By-Laws, the business and affairs of the Trust are managed under the direction of the Trustees.

American General Asset Management Corp. ("AGAM") is the investment adviser for the Trust. AGAM was formed in 1996 to advise, acquire and distribute mutual funds through broker-dealers, banks and other intermediaries. AGAM's address is 286 Congress Street, Boston, Massachusetts 02210.

According to its Advisory Agreement With the Trust (the "Advisory Agreement"),
AGAM:

 .    Oversees the administration of all aspects of the business and affairs of the North American Funds

 .    Selects, contracts with and compensates subadvisors to manage the assets of the North American Funds

 .    Makes recommendations to the Trustees regarding the hiring, termination and replacement of subadvisors

 .    Reimburses the North American Funds if the total of certain expenses allocated to any Fund exceeds certain limitation

 .    Monitors the subadvisors for compliance with the investment objectives and related policies of each Fund

 .    Review the performance of the subadvisors

 .    Periodically reports to the Trustees

The following table shows the management fees each Fund will pay annually as a percentage of the Fund's average daily net asset value.

                                           Advisory fee
     Fund Name                             (as a % of average daily net assets)
--------------------------------------------------------------------------------
     Conservative Growth Lifestyle Fund    0.10%

     Aggressive Growth Lifestyle Fund      0.10%

     High Yield Bond Fund                  0.70% on the first $200 million
                                           0.60% on the next $300 million
                                           0.55% on assets over $500 million

     Mid Cap Value Fund                    0.75% on the first $100 million
                                           0.725% on the next $150 million
                                           0.70% on the next $250 million
                                           0.675% on the next $250 million
                                           0.65% on the assets over $750 million

     Moderate Growth Lifestyle Fund        0.10%

     Municipal Money Market Fund           0.50% on the first $200 million
                                           0.45% on the next $300 million
                                           0.40% on assets over $500 million

     Small Cap Index Fund                  0.28% on the first $500 million
                                           0.27% on assets over $500 million

     Socially Responsible Fund             0.25%

     Stock Index Fund                      0.27% on the first $500 million
                                           0.26% on assets over $500 million

     Science and Technology Fund           0.90%

Investment Subadvisors

Under an order granted to the Funds by the Securities and Exchange Commission, AGAM is permitted to appoint a subadvisor, to create a subadvisory agreement, and to terminate or amend a subadvisory agreement, in each case without shareholder approval. This "Manager of Managers" structure permits the Funds to change subadvisors or the fees paid to subadvisors without the expense and delays associated with obtaining shareholder approval. AGAM has ultimate responsibility under the Manager of Managers structure to oversee the subadvisors, including making recommendations to the Trust regarding the hiring, termination and replacement of subadvisors.

The Subadvisors are:

AGIM
2929 Allen Parkway, Houston, Texas 77015

AGIM is the Subadvisor for the Stock Index Fund, the Small Cap Index Fund, the Socially Responsible Fund, the High Yield Bond Fund, the Aggressive Growth Lifestyle fund, the Moderate Growth Lifestyle Fund, the Conservative Growth Lifestyle Fund and the Municipal Money Market Fund. AGIM was formed in 1998 as a successor to the investment management division of American General Corporation, and is an indirect wholly-owned subsidiary of American General Corporation. AGIM also provides investment management and advisory services to pension and profit sharing plans, financial institutions and other investors. Investment decisions for several Funds are made by teams as noted below. Each team meets regularly to review portfolio holdings and discuss purchase and sale activity.

Magali E. Azema-Barac is responsible for AGIM's equity group. She heads the team making investment decisions for each of the Index Funds, as well as for the Socially Responsible Fund. Ms. Azema-Barac joined American General in September, 1999. Prior to that, she worked on the equity desk of US West Investment Management Company in Englewood, Colorado, where she incepted and managed an enhanced equity portfolio.

Robert N. Kase, CF, has been Investment Officer of AGAM since September 1998, and Senior Portfolio Manager of AGIM since September 1998. Previously, Mr. Kase was Senior Portfolio Manager with CL Capital Management, Inc. from September 1992 until July 1998.

Steven Guterman, Executive Vice President, joined the Subadvisor in June 1998. Previously, Mr. Guterman was with Salomon Brothers, Inc. from 1983 to May 1998, where he served as Managing Director from 1996 to May 1998 and with Salomon Brothers Asset Management, Inc., where he was a Senior Portfolio Manager and head of the U.S. Fixed Income Portfolio Group from 1990 to May 1998.

Investment decisions for the High Yield Bond Fund are made by a team, headed by Gordon Massie. Mr. Massie, Senior Vice President, joined the Subadvisor in April 1998. Previously, Mr. Massie was Director of High Yield Research at American General Corporation from August 1985 to April 1998.

Marybeth Whyte serves as the Portfolio Manager for the Municipal Money market Fund. She was formerly the portfolio manager of the Salomon Brothers New York Municipal Money Market Fund, the Salomon Brothers National Intermediate Municipal Fund and the North American National Municipal Bond Fund. Ms. Whyte, Senior Vice President, joined the Subadvisor in September 1998. Previously, Ms. Whyte was Director of the Municipal Bond Group at Salomon Brothers Asset Management from July 1994 to September 1998 and was the portfolio manager of the Salomon Brothers New York Municipal Money Market Fund.

Neuberger Berman Management, Inc. ("NB Management")
605 Third Avenue, Second Floor, New York, New York 10158-0180

NB Management is the Subadvisor for the Mid Cap Value Fund. NB Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. As of December 31, 1999, NB Management and its affiliates managed approximately $54 billion in aggregate net assets.

Robert I. Gendelman and S. Basu Mullick serve as co-managers of the Mid Cap Value Fund. Messrs. Gendelman and Mullick are Vice Presidents of the Subadvisor and Mr. Gendelman is a managing director of Neuberger Berman, LLC. Messrs. Gendelman and Mullick have been associated with the Subadvisor since 1994 and 1998, respectively.

T. Rowe Price Associates, Inc.,
("T. Rowe Price")

T. Rowe Price is the Subadvisor for the Science and Technology Fund. Founded in 1937 by Thomas Rowe Price, Jr., the Baltimore-based investment management firm is one of the nation's leading providers of no-load mutual funds for individual investors and corporate retirement programs. As of September 30, 1999, T. Rowe Price and its affiliates served as investment Advisor to more than 75 stock, bond, and money market funds and managed about $157.4 billion.

The Fund is managed by an investment advisory committee, chaired by Charles A. Morris. Mr. Morris has day-to-day responsibility for managing the portfolio and works with the committee to develop and execute the Fund's investment program. Mr. Morris has been chairman of the AGSPC 1 Science & Technology Fund committee since 1994, and has chaired the AGSPC 2 Science & Technology Fund committee since its inception.

Section III:

Investing in the North American Funds
Classes of Shares

There are three classes of shares of North American Fund offered by this prospectus: Class A shares, Class B shares and Class C shares.

The initial investment minimum for all classes of shares per fund is $1,000. For retirement plans and other automatic investment programs, the initial purchase minimum is $50. You must maintain a minimum account balance of $500, or $50 for retirement plans and other automatic investing programs. Purchases and redemptions will be made at the share price calculated by North American Funds after the request is received in good order. Confirmations of all transactions will be mailed to you promptly, and a copy will be sent to your broker of record. North American Funds may refuse any request to purchase shares.


                  Buying Fund                            Redeeming Fund
                  Shares                                 Shares

--------------------------------------------------------------------------------
By Mail           Mail a check and account application   Send a written request
                  to:                                    to:
                  North American Funds                   North American Funds
                  P. O. Box 8505                         P. O. Box 8505
                  Boston, MA 02266-8505                  Boston, MA 02266-8508

                  To add to an existing account, mail a
                  check
                  with your account number:
                  North American Funds
                  P. O. Box 8505
                  Boston, MA 02266-8505

                  Overnight Mailing Address:
                  North American Funds
                  c/o Boston Financial
                  attn: Leadership Services
                  66 Brooks Dr.
                  Braintree, MA 02184


--------------------------------------------------------------------------------
By Wire Transfer  For wire instructions,                 Yes, with a minimum of
                  contact Customer Service at            $1,000. For wire
                  1-800-872-8037                         instructions, contact
                                                         Customer Service at
                                                         1-800-872-8037
--------------------------------------------------------------------------------
By Phone          No                                     Yes, simply call
                                                         1-800-872-8037 by 4:00
                                                         p.m. to receive that
                                                         day's closing price
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Through Broker Dealers        Yes, if a dealer           Yes, if a dealer
                              agreement is in place      agreement is in place
--------------------------------------------------------------------------------

                              Class A Shares    Class B Shares   Class C Shares
--------------------------------------------------------------------------------
Sales Charges                Purchases of       Shares are       Shares are
                             less than $1       sold without a   sold without a
                             million are sold   front end        front end
                             with a front end   sales charge.    sales charge.
                             sales charge       For shares       For shares
                             (see table on      redeemed         redeemed
                             next page).        within six       within one
                                                years there is   year there is
                             Purchases over $1  a sales charge   a 1% sales
                             million are sold   at redemption    charge at
                             without            (see table on    redemption.
                             a front end        next page).
                             sales charge.                       Available for
                             For shares         Available for    purchases
                             redeemed within    purchases        under $1
                             one year there is  of $250,000 or   million.
                             a 1% back end      less.
                             sales
                             charge at
                             redemption.
--------------------------------------------------------------------------------
Programs That                Rights of          For B and C
Reduce Sales Charges         Accumulation -     Shares, the
                             you will pay the   back end sales
                             sales charge       charge is
                             applicable to      equal to the
                             your total         lesser of the
                             account balance    net asset
                             in all classes     value at
                             of shares.         redemption, or
                                                the original
                                                purchase price.
                             Statement of
                             intention -
                             agree to invest
                             a certain amount
                             over 13 months
                             and you will pay
                             the sales charge
                             based on your
                             goal.

--------------------------------------------------------------------------------

                             For an account opened after 5-1-95, in any class of shares, there will be no deferred sales charge applied, if a systematic withdrawal plan is established for up to 12% of the account value to be withdrawn annually.

                             For qualified group retirement plans, please see the Statement of Additional information (SAI) for a more detailed discussion.

--------------------------------------------------------------------------------

Sales Charge Tables

Class A Shares Sales Charge Table

There is no front end sales charge for Class A shares of the Municipal Money Market Fund. If A shares of this Fund are exchanged for Class A shares of another Fund, the regular sales charge for Class A shares will be charged.

Amount of                          Sales Charge          Sales Charge    Concession to
Purchase Payment                   as a                  as a            Broker Dealer as
                                   Percentage of         Percentage      a Percentage of
                                   the Offering Price    of the Net      Offering Price
                                                         Amount
                                                         Invested

-------------------------------------------------------------------------------------------
Less than $50,000                   5.75%                6.10%                  5.00%
 Equity Funds                       4.75%                4.99%                  4.00%
  Other Funds
-------------------------------------------------------------------------------------------
$50,000 but less than $100,000      4.75%                4.99%                  4.00%
-------------------------------------------------------------------------------------------
$100,000 but less than $250,000     4.00%                4.17%                  3.25%
-------------------------------------------------------------------------------------------
$250,000 but less than $500,000     3.00%                3.09%                  2.50%
-------------------------------------------------------------------------------------------
$500,000 but less than $500,000     2.25%                2.30%                  1.75%
-------------------------------------------------------------------------------------------
$1 million or more                  None*                None*                  See Below**
-------------------------------------------------------------------------------------------



*    A CDSC (back end sales charge) may apply.

** For purchases of Class A shares of $1 million or more the Distributor will pay a commission to dealers as follows: 1.00% on sales up to $5 million (0.50% for sales of the Municipal Money Market Fund), plus 0.50% of the amount in excess of $5 million; provided, however, that the Distributor may pay a commission on sales in excess of $5 million of up to 1.00% to certain dealers which, at the Distributor's invitation, enter into an agreement with the Distributor in which the dealer agrees to return any commission paid to it on the sale (or a pro rata portion thereof) if the shareholder redeems his shares within a period of time after purchase as specified by the Distributor. Purchases of $1 million or more for each shareholder account will be aggregated over a 12 month period (commencing from the date of the first such purchase) for purposes of determining the level of commission to be paid during that period with respect to such account.

Class B Shares Sales Charge Table*
---------------------------------

Year(s) Since Purchase                                 Deferred Sales Charge
                                                       as Percentage of
                                                       Amount Redeemed
-------------------------------------------------------------------------------
Up to 2 years                                          5%
-------------------------------------------------------------------------------
2 years or more but less than 3 years                  4%
-------------------------------------------------------------------------------
3 years or more but less than 4 years                  3%
-------------------------------------------------------------------------------
4 years or more but less than 5 years                  2%
-------------------------------------------------------------------------------
5 years or more but less than 6 years                  1%
-------------------------------------------------------------------------------
6 or more years                                        0%
-------------------------------------------------------------------------------

Class B shares purchased on or after October 1, 1997 will automatically convert into Class A shares eight years after the calendar months in which a shareholder's order to purchase the shares was accepted.

Class C Shares*

Class C shares are offered for sale at net asset value and are offered for purchases of less than $1 million. Class C shares are sold without a front end sales charge. Class C shares are subject to a deferred sales charge of 1% of the dollar amount subject thereto during the first year after purchase.

Class C shares will be redeemed or exchanged in order of the date purchased, with the shares purchased earlier being redeemed or exchanged first, unless a shareholder specifically requests that specific shares be redeemed or exchanged.

Redemption in Kind

The Funds reserve the right to redeem proceeds in whole or in part by a distribution in kind of marketable securities held by the Fund.

Payment Following Redemption

Each Fund will normally send the proceeds from a redemption (less any applicable deferred sales charge) on the next business day, but may delay payment for up to seven days.

Payment may be delayed if the shares to be redeemed were purchased by a check that has not cleared. Each Fund may suspend the right of redemption and may postpone payment for more than seven days when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of, or action by, the SEC.

*Any shares in the redeeming shareholder's account that can be redeemed without charge will be redeemed prior to those subject to a charge. Only time of ownership spent in Funds other than the Municipal Money Market Fund counts towards determining the applicable deferred sales charge.

Pricing of Fund Shares

The public offering price of the Class A shares of each Fund is the net asset value per share (next determined following receipt of an order) plus, in the case of all Funds except the Municipal Money Market Fund, a front end sales charge, if applicable. The share price for Class B shares and Class C shares is the net asset value per share (next determined following receipt of an order).

The net asset value of the shares of each class of each Fund is calculated separately and, except as described below, is determined once daily as of the close of regularly scheduled trading on the New York Stock Exchange. Net asset value per share of each class of each Fund is calculated by dividing the value of the portion of the Fund's securities and other assets attributable to that class, less the liabilities attributable to that class, by the number of shares of that class outstanding. No determination is required on (i) days on which changes in the value of such Fund's securities holdings will not materially affect the current net asset value of the shares of the Fund and (ii) days when the New York Stock Exchange is closed (for example, national holidays). Generally, trading in non-U.S. securities, as well as U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of regularly scheduled trading on the New York Stock Exchange. The values of such securities used in computing the net asset value of the shares of a class of a Fund are generally determined as of such times. Occasionally, events which affect the values of such securities may occur between the times at which they are generally determined and the close of regularly scheduled trading on the Exchange and would therefore not be reflected in the computation of a class's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the subadvisors under procedures established and regularly reviewed by the Trustees.

Shares of the Fund are available at the net asset value to investors purchasing shares of the Funds with redemption proceeds from other mutual fund complexes on which the investor has paid for front end sales charge or was subject to a deferred sales charge, whether or not paid, if such redemption occurred more than 60 days prior to such purchase. The Distributor will require satisfactory evidence of your qualification of this waiver. Please call for more information. The redemption of the shares from the other mutual fund is, for federal income tax purposes, a sale upon which a gain or loss may be realized.

All short-term debt instruments with a remaining maturity of 60 days or less held by the other Funds are valued on an amortized cost basis.

Unless you request cash payment, all dividends and distributions will be reinvested. All Funds declare and pay capital gains annually.

Dividends and Distributions from North American Funds

These Funds declare and pay    These Funds declare and pay    These Funds declare income
income dividends daily:        income dividends monthly:      dividends daily and pay
                                                              quarterly:
Municipal Money Market         High Yield Bond                Conservative Growth Lifestyle
                                                              Aggressive Growth Lifestyle
                                                              Mid Cap Value
                                                              Moderate Growth Lifestyle
                                                              Science & Technology
                                                              Small Cap Index
                                                              Socially Responsible
                                                              Stock Index

Taxes

It is expected that each Fund of the Trust will qualify as a "regulated investment company" under the Code. If it so qualifies, a Fund will not be subject to United States federal income taxes on its net investment income and net capital gain, if any, that it distributes to its shareholders in each taxable year, provided that it distributed to its shareholders (i) at least 90% of its net investment income for such taxable year, and (ii) with respect to the Municipal Money Market Fund at least 90% of its net tax-exempt interest income for such taxable year. If in any year a Fund fails to qualify as a regulated investment company, such Fund would incur regular corporate federal income tax on its taxable income for that year and be subject to certain additional distribution requirements upon re-qualification. Each Fund will be subject to a 4% nondeductible excise tax on its taxable income to the extent it does not meet certain distribution requirements by the end of each calendar year. Each Fund intends to make sufficient distributions to avoid application of the corporate income and excise taxes.

Funds investing in foreign securities or currencies may be required to pay withholding or other taxes to foreign governments on dividends and interest.
The investment yield of the Funds investing in foreign securities or currencies will be reduced by these foreign taxes. Shareholders will bear the cost of any foreign taxes,but may not be able to claim a foreign tax credit or deduction for these foreign taxes. If a Fund is eligible for and makes an election to allow the shareholders of that Fund to claim a foreign tax credit or deduction for these taxes for any taxable year, the shareholders will be notified. The ability of the shareholders to utilize such a foreign tax credit is subject to a holding period requirement. In addition, Funds investing in securities of passive foreign investment companies may be subject to U.S. federal income taxes (and interest on such taxes) as a result of such investments. The investment yield of the Funds making such investments will be reduced by these taxes and interest. Shareholders will bear the cost of these taxes and interest, but will not be able to claim a deduction for these amounts.

The redemption, sale or exchange of Fund shares (including the exchange of shares of one Fund for shares of another) is a taxable event and may result in a gain or loss. Gain or loss, if any, recognized on the sale or other disposition of shares of the Fund will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year. Pursuant to the Taxpayer Relief Act of 1997, long-term capital gains generally are subject to a maximum tax rate of 20%.

If a shareholder sells or otherwise disposes of a share of the Fund before holding it for more than six months, any loss on the sale or other disposition of such share shall be (i) treated as a long-term capital loss to the extent of any capital gain dividends received by the shareholder with respect to such share or (ii) in the case of the Municipal Money Market Fund, disallowed to the extent of any exempt-interest dividend received by the shareholder with respect to such shares. A loss realized on a sale or exchange of shares may be disallowed if other shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date on which the shares are disposed.

Generally, unless a shareholder of any Fund includes his or her taxpayer identification number (social security number for individuals) in the Shareholder Application and certifies that he or she is not subject to backup withholding, the Fund is required to withhold and remit to the U.S. Treasury 31% from dividends other than exempt-interest dividends and other reportable payments to the shareholder.

Depending on the residence of the shareholder for tax purposes, distributions may also be subject to state and local taxes or withholding taxes. Most states provide that a regulated investment company may pass through (without restriction) to its shareholders state and local income tax exemptions available to direct owners of certain types of U.S. government securities. Thus, for residents of these states, distributions derived from a Fund's investment in certain types of U.S. government securities should be free from state and local income taxes to the extent that the interest income from such investments would have been exempt from state and local income taxes if such securities had been held directly by the respective shareholders themselves.

Municipal Money Market Fund-Taxation

The Municipal Money Market Fund also intends to satisfy conditions under the Code that will enable interest from municipal obligations, which is exempt from regular federal income taxes in the hands of each Fund, to qualify as "exempt-interest dividends" when distributed to such Fund's shareholders. Except as discussed below, such dividends are exempt from regular federal income taxes. Although exempt-interest dividends paid by the Municipal Money Market Fund will be excluded by shareholders of the Funds from their gross income for regular federal income tax purposes, under the Code all or a portion of such dividends may be (i) a preference item for purposes of the alternative minimum tax, (ii) a component of the "ACE" adjustment for purposes of determining the amount of corporate alternative minimum tax or (iii) a factor in determining the extent to which a shareholder's Social Security or railroad retirement benefits are taxable. Moreover, the receipt of exempt-interest dividends from each of the Funds affects the federal tax liability of certain foreign corporations, S Corporations and insurance companies. Furthermore, under the Code, interest on indebtedness incurred or continued to purchase or carry Fund shares, which interest is deemed to relate to exempt-interest dividends, will not be deductible by shareholders of the Fund for federal income tax purposes.

The exemption of exempt-interest dividend income from regular federal income taxation does not necessarily result in similar exemptions for such income under tax laws of state or local taxing authorities. In general, states exempt from state income tax only that portion of any exempt-interest dividend that is derived from interest received by a regulated investment company on its holdings or obligations issued by that state or its political subdivisions and instrumentalities.

A notice detailing the tax status of dividends and distributions paid by the Municipal Money Market Fund will be mailed annually to its shareholders. As part of this notice, the Fund will report to its shareholders the percentage of interest income earned by the Fund during the preceding year on tax-exempt obligations indicating, on a state-by-state basis, the source of such income.

Descriptions of tax consequences set forth in this Prospectus and in the Statement of Additional Information are intended to be a general guide. Investors should consult their tax advisers with respect to the specific tax consequences of an investment in a Fund, including the effect and applicability of state, local, foreign, and other tax laws and the possible effects of changes in federal or other tax laws. This discussion is not intended as a substitute for careful tax planning.

Rule 12b-1 Fees

The Trust has adopted a distribution plan under Rule 12b-1 of the Investment Company act of 1940, as amended, that allows the Funds to pay distribution fees for the sale and distribution of fund shares. Portions of the fees are used to provide payments for services provided to shareholders ("service fees"), as indicated below.

Class A shares of each Fund, except the Municipal Money Market Fund, are subject to Rule a 12b-1 fee of up to .35% of average daily net assets, five- sevenths of which (.25%) is a "service fee." There are no Rule 12b-1 fees on the Municipal Money Market Fund, and the Rule 12b-1 fee paid by Class A shares is up to .15% of average annual net assets, all of which is a "service fee."

Class B shares of each Fund are subject to a Rule 12b-1 fee of up to 1.00% of average annual net assets, one-fourth (.25%) of this is a "service fee."

Class C shares of each Fund except the Municipal Money Market Fund are subject to a Rule 12b-1 fee of up to 1.00% of average annual net assets, one-fourth (.25%) of this is a "service fee."

Because these fees are paid out of the Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. The higher fees for Class B and Class C shares may therefore cost you more than paying the maximum permitted front end sales charge on Class A Shares.

Account Services

To use any of these programs, simply fill out the appropriate section of your account application, or request the appropriate form.

Automatic Dividend Diversification

With this program, you can have all dividends and other distributions from one Fund automatically invested in the same class of shares of another Fund.

Automatic Investment Plan

Shareholders can set up an Automatic Investment Plan. Once each month the shareholder's account will be debited the amount (at least $50) specified by the shareholder.

Checkwriting

Checkwriting is available to Class A and Class C shareholders of the Municipal Money Market Fund. Simply request this on your account application, and complete a signature care, and you will receive a book of blank checks. The minimum amount of a check is $250. When a check is presented for payment, enough shares will be redeemed to cover the amount of the check and any applicable deferred sales charge. If the amount of the check plus the sales charge is more than the account value, the check will be returned unpaid.

Exchange Privilege

Shareholders may make free unlimited exchanges by mail or telephone within classes of shares without any sales charge. Shares of one class may not be exchanged for shares of any other class of any Fund. Be aware that exchanges are regarded as sales for federal and state income tax purposes and could result in a gain or loss, depending on the original cost of shares exchanged. Exchanges usually occur on the same day they are requested. The terms of the exchange privilege may change and the privilege may be revoked at any time without notice.

The Fund will not be responsible for any losses resulting from unauthorized telephone transactions if it follows reasonable procedures designed to verify the identify of the caller. The Fund will request personal or other information from the caller, and will record calls. By establishing an account with the Fund, you consent to all recording of telephone calls.

You may make exchanges over the telephone by calling 1-800-872-8037.

Reinstatement Privilege

If you redeem Class A shares (under $1 million) and reinvest within 90 days, you will not have to pay a sales charge. If you redeem Class A shares over $1 million, or Class B or C shares and pay a deferred sales charge and then reinvest within 90 days, your account will be credited the amount of the deferred sales charge.

Systematic Investing

Your shares of any class of the Municipal Money Market Fund can be exchanged monthly for shares of the same class of other Funds. An exchange of at least $50 per exchange will be made around the 15th of each month in accordance with your instructions. This program takes advantage of dollar cost averaging.

Systematic Withdrawal Plan

If you have an account balance of at least $10,000, you can set up a plan to have redemptions paid to you, or someone you designate, on a monthly, quarterly, semi-annual or annual basis. You can withdraw up to 12% of the account value annually, if a monthly plan, up to 1% per month, without a deferred sales charge. If you request this service after completing our application and payments are to be made to someone other than yourself, you will have to provide a signature guarantee. Redemption checks are generally mailed within two days after redemption. The availability of this service may end, and a fee of up to $5 per withdrawal may be charged with 30 days written notice to you.

Transfer of Shares

You may transfer Fund shares to family members and others at any time without a sales charge. Consult your tax adviser concerning such transfers.

North American Funds
286 Congress Street
Boston, Massachusetts 02210
(800) 872-8037

International Small Cap Fund            Mid Cap Value Fund
International Equity Fund               Stock Index Fund
Global Equity Fund                      Small Cap Index Fund
Emerging Growth Fund                    Socially Responsible Fund
Strategic Growth Fund                   High Yield Bond Fund
Small/Mid Cap Fund                      Aggressive Growth Lifestyle Fund
Growth Equity Fund                      Moderate Growth Lifestyle Fund
Tax-Sensitive Equity Fund               Conservative Growth Lifestyle Fund
Growth and Income Fund                  Municipal Money Market Fund
Equity-Income Fund                      Science & Technology Fund
Balanced Fund
Strategic Income Fund
Investment Quality Bond Fund
National Municipal Bond Fund
U.S. Government Securities Fund
Money Market Fund

For Additional Information
More information about the Funds, including the SAI, is available to you free of charge. To request additional information:

By Telephone
Call 1-800-872-8037

By Mail from the Funds (There is no fee)
Write to:
North American Funds
286 Congress Street
Boston, MA 02210

By mail, by electronic request at publicinfo@sec.gov or in Person from the Public Reference Room of the Securities and Exchange Commission (SEC). (You will pay a duplication fee.)

Visit or Write to:
SEC's Public Reference Section
450 Fifth Street, NW
Washington, D.C. 20549-6009
1-202-942-8090

Online at the SEC's Internet Site
Text-only versions of fund documents are available on the EDGAR Database at http://www.sec.gov.

Statement of Additional Information (SAI)
The SAI provides additional information about the Trust and the North American Funds.

                                PROSPECTUS 2000

                             North American Funds




      Mid Cap Value Fund                  Aggressive Growth Lifestyle Fund
      Socially Responsible Fund           Moderate Growth Lifestyle Fund
      High Yield Bond Fund                Conservative Growth Lifestyle Fund



                         Institutional Class I Shares
                         Institutional Class II Shares



The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.


May __, 2000

                               Table of Contents
                          Organization of Information

This Prospectus includes information about ten different Funds.

     .    Section I of the Prospectus includes summaries of each Fund.
     . Section II includes additional information about the Funds' investment strategies, additional risk information and information about the Funds' management.
     . Section III of the Prospectus includes information about how to invest and manage your North American Funds account.

Section I:  Summaries of the Funds ........................................ Page

     Summary of each Fund
     .    Investment Objective
     .    Principal Investment Strategies
     .    Main Investing Risks
     .    Investment Performance
     .    Descriptions of Main Investment Risks

Section II:  Other Information about each Fund ............................ Page

     .    Fees and Expenses
     .    More Information About Investment Strategies and Risks
     .    Other Risks of Investment
     .    Fund Management

Section III: Investing in the Funds ....................................... Page

This section includes the information you need about how to invest and how to redeem shares. It also includes other important information about sales charges, taxes and account privileges.

More Information

If you'd like information additional to that included in this Prospectus, the back cover lists a number of places to call or to visit for additional materials.

Section I:

Fund Summaries

North American Funds (the "Trust") is a group of mutual funds that includes twenty-six separate investment portfolios, or funds. Each Fund has a specific, unique investment objective. Each Fund also has a subadvisor, a firm responsible for making investment decisions for the Fund.

The summaries starting on the next page describe the investment objective and principal investment strategies of ten of the North American Funds (the "Funds"). The summaries also list the main risks of investing in each Fund. Explanations of these main risks start on page __.

No performance information is available for the Funds because they have just begun operation. In the future, each Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance and by showing changes in the Fund's performance from year to year.

It is important to remember that, as with any investment, it is possible for investors to lose money by investing in the Funds. An investment in any of the Funds is not a deposit in a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

Mid Cap Value Fund

Investment Goal and Strategies

The investment objective of the Mid Cap Value Fund is to seek capital growth. Neuberger Berman Management, Inc. ("NBM"), the Fund's Subadvisor, pursues this objective by investing at least 65% of total assets in equity securities of medium capitalization companies using a value-oriented investment approach. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

Medium capitalization companies include companies with the characteristics of companies included in the Russell Midcap(TM) Index. As of June 30, 1999, the largest company included in the Russell Midcap(TM) Index had an approximate market capitalization of $11.2 billion, while the average market capitalization was approximately $3.9 billion.

NBM chooses securities it believes are undervalued based on strong fundamentals, including a low price-to-earnings ratio, consistent cash flow, and the company's track record through all parts of the market cycle. When selecting securities for this Fund, NBM also considers other factors, including ownership by a company's management of the company's stock and the dominance of a company in its particular field. Up to 35% of the Fund's total assets may be invested in other equity securities, including common and preferred stocks, convertible securities, and related equities. The Fund may invest in derivatives.

The Fund may participate in the Initial Public Offering ("IPO") market, and a portion of the Fund's returns may be attributable to the Fund's investments in IPOs. There is no guarantee that as the Fund's assets grow that it will experience significant improvement in performance by investing in IPOs. The Fund will be actively traded, which will be reflected in its portfolio turnover rate. The rate of portfolio turnover is calculated by dividing the lesser of the amount of purchases or sales of portfolio securities during the fiscal year by the average of the value of the portfolio securities. The Fund's active trading strategy may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at your ordinary income tax rate.

MAIN INVESTING RISKS

 .    Credit Risk, (including the particular risks associated with junk bonds)
 .    Derivatives Risk
 .    Equity Risk
 .    Liquidity Risk
 .    Management Risk

Stock Index Fund

Investment Goal and Strategies

The Stock Index Fund seeks to provide investment results that are similar to the total return of the S&P 500 Index ("Index"). As a group, the investment results, before expenses, are expected to approximate the total return (the combination of capital changes and income) of selected common stocks that statistically reflect the Index. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

An index fund tries to match the performance of its target index as closely as possible by owning stocks in the index, and holding them in the same proportions, so the fund will mimic the overall performance of the index. The Stock Index Fund seeks to match the investment performance of the S&P 500 Index. The S&P 500 Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation. The Index approximates the general distribution of industries in the U.S. economy, and captures the price performance of a large cross-section of the publicly traded stock market. The Index is capitalization-weighted, meaning that it holds each stock in proportion to its total value in the stock market.

American General Investment Management, L.P., ("AGIM") the Fund's Subadvisor, pursues this objective by investing in companies that are listed in the Index, except for a small portion in cash, to be available for redemptions. Since it may not be possible for this Fund to buy every stock included in the Index, or in the same proportions, the Fund invests in a sampling of common stocks in the Index. The common stocks of the S&P 500 Index to be included in the Fund will be selected utilizing a statistical sampling technique known as "optimization." This process selects stocks for the Fund so that various industry weightings, market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt- to-asset ratios and dividend yields) closely approximate those of the Index. The common stocks held by the Fund are weighted to make the Fund's aggregate investment characteristics similar to those of the Index as a whole.

Generally, an index fund tries to mirror the target index and its performance. The performance will not match exactly, thought, because the index fund incurs operating expenses and other investment overhead as part of its normal operations. The index is an unmanaged group of securities, so it does not have these expenses. An investor cannot invest directly in an index. These differences between an index fund and its index are called tracking differences. An index fund seeks a tracking difference of 0.05% or less. The tracking difference may also be shown as a correlation factor. A correlation factor of 0.95, after expenses, is considered to be good, while a correlation of 1.00 is perfect.

The tracking differences are reviewed daily by AGIM for the Fund. If the Fund does not accurately track an index, AGIM will rebalance the Fund's portfolio by selecting securities which will provide a more representative sampling of the securities in the index as a whole or the sector diversification within the index, as appropriate.

MAIN INVESTING RISKS

 .    Credit Risk
 .    Currency Risk
 .    Derivatives Risk
 .    Equity Risk
 .    Foreign Investment Risk
 .    Liquidity Risk
 .    Management Risk

Small Cap Index Fund

Investment Goal and Strategies

The Small Cap Index Fund seeks to provide investment results that are similar to the total return of the Russell 2000(R) Index ("Index"). As a group, the investment results, before expenses, are expected to approximate the total return (the combination of capital changes and income) of selected common stocks that statistically reflect the Index. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

An index fund tries to match the performance of its target index as closely as possible by owning stocks in the index, and holding them in the same proportions, so the fund will mimic the overall performance of the index. The Small Cap Index Fund seeks to match the investment performance of the Russell 2000(R) Index. The Russell 2000(R) Index is a sub-index of the Russell 3000(R) Index, which follows the 3,000 largest U.S. companies based on total market capitalization. The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, and represents about 8% of the total market capitalization of the Russell 3000(R) Index. The average market capitalization in the Russell 2000(R) Index is $526.4 million as of June 30, 1999. As of the same date, the largest company in the Index had a market capitalization of nearly $1,350 billion.

To achieve this objective, AGIM, the Fund's subadvisor, invests in companies that are listed in the Index, except for a small portion in cash, to be available for redemptions. Since it may not be possible for this Fund to buy every stock included in the Index, or in the same proportions, the Fund invests in a sampling of common stocks in the Index. The common stocks of the Russell 2000(R) Index to be included in the Fund will be selected utilizing a statistical sampling technique known as "optimization." This process selects stocks for the fund so that various industry weightings, market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index. The common stocks held by the Fund are weighted to make the Fund's aggregate investment characteristics similar to those of the Index as a whole.

Generally, an index fund tries to mirror the target index and its performance. The performance will not march exactly, though, because the index fund incurs operating expenses and other investment overhead as part of its normal operations. The index is an unmanaged group of securities, so it does not have these expenses. An investor cannot invest directly in an index. These differences between an index fund and its index are called tracking differences. An index fund seeks a tracking difference of 0.05% or less. The tracking difference may also be shown as a correlation factor. A correlation factor of 0.95, after expenses, is considered to be good, while a correlation of 1.00 is perfect.

The tracking differences are reviewed daily by AGIM for the Fund. If the Fund does not accurately track an index, AGIM will rebalance the Fund's portfolio by selecting securities which will provide a more representative sampling of the securities in the index as a whole or the sector diversification within the index, as appropriate.

MAIN INVESTING RISKS

 .    Credit Risk
 .    Currency Risk
 .    Derivatives Risk
 .    Equity Risk, (including the risks associated with investing in smaller companies)
 .    Foreign Investment Risk
 .    Liquidity Risk
 .    Management Risk

Socially Responsible Fund

Investment Goal and Strategies

The investment objective of the Socially Responsible Fund is to obtain growth of capital. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

To achieve this objective, AGIM, the Fund's subadvisor, will invest at least 80% of the Fund's assets in the equity securities of companies meeting social criteria established for the Fund. To find out which companies meet the Fund's social criteria, AGIM relies on industry classifications and research services such as the Investor Responsibility Research Center ("IRRC").

The Fund does not invest in companies that are significantly engaged in:
-    the production of nuclear energy;
-    the manufacture of weapons or delivery systems;
-    the manufacture of alcoholic beverages or tobacco products;
-    the operation of gambling casinos; or
- business practices or the production of products that significantly pollute the environment.

At least once a year, the IRRC surveys state laws to see if there are any new or revised state laws that govern or affect the investments of public funds. If the survey shows that at least 20 states have adopted laws that restrict public funds from being invested in a clearly definable category of investments, this category is automatically added to the Fund's social criteria list.

Up to 20% of the Fund's total assets may be invested in high quality money market securities and warrants, or in other types of equity securities of companies meeting social criteria, including American Depositary Receipts ("ADRs"), foreign securities, preferred stock, and convertible securities. The Fund may invest in derivatives.

MAIN INVESTING RISKS

 .    Credit Risk
 .    Currency Risk
 .    Derivatives Risk
 .    Equity Risk
 .    Foreign Investment Risk
 .    Liquidity Risk
 .    Management Risk
 .    Social Criteria Risk

High Yield Bond Fund

Investment Goal and Strategies

The High Yield Bond Fund seeks the highest possible total return consistent with conservation of capital through investment in a diversified portfolio of high yielding, high risk fixed-income securities. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

To achieve this objective, AGIM, the Fund's subadvisor, invests at least 65% of the Fund's total assets in below-investment grade U.S. and foreign junk bonds. These high yielding, high risk fixed-income securities are rated below Baa3 by Moody's and BBB- by S&P. Up to 15% can be rated below Caa3 by Moody's or CCC- by S&P. The Fund may also invest up to 35% of total assets in below-investment grade foreign fixed-income securities.

To balance this risk, the Fund may invest up to 35% in investment grade securities, those rated Baa3 or higher by Moody's and BBB- or higher by S&P. In addition, the Fund may invest up to 15% in zero coupon securities (securities not paying current cash interest), and up to 20% of total assets in equity securities. Equity securities includes common or preferred stocks, warrants, and convertible securities. AGIM is not required to dispose of a bond that is downgraded to below-investment grade. The Fund may invest in derivatives.

MAIN INVESTING RISKS

 .    Credit Risk, (including the particular risks associated with junk bonds)
 .    Currency Risk
 .    Derivatives Risk
 .    Foreign Investment Risk
 .    Interest Rate Risk
 .    Liquidity Risk
 .    Management Risk

Aggressive Growth Lifestyle Fund

Investment Goal and Strategies

AGIM, the Subadvisor of the Aggressive Growth Lifestyle Fund, seeks growth through investments in a combination of the North American Funds ("Underlying Funds"). This Fund is suitable for investors seeking the potential for capital growth that a fund investing predominately in equity securities may offer. The investment objective of the Fund can be changed by the Board of Trustees, without the approval of the Fund shareholders.

Asset allocation among the equity securities of international companies, large capitalization companies, medium capitalization companies, small capitalization companies and bonds is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The chart below reflects the projected asset allocation ranges and Underlying Fund choices for this Fund, as of the time of print.

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Underlying Funds have been selected to represent a reasonable spectrum of investment options for the Fund. We have based the target investment percentages for the Fund on the degree to which we believe the Underlying Funds, in combination, to be appropriate for the Fund's investment objective. We may change the asset allocation ranges and the particular Underlying Funds in which the Fund may invest from time to time. The Fund is a non-diversified investment company under the 1940 Act because it invests in a limited number of the Underlying Funds. However, the Underlying Funds themselves are diversified companies.

MAIN INVESTING RISKS

 .    Concentration Risk
 .    Credit Risk
 .    Currency Risk
 .    Derivatives Risk
 .    Equity Risk
 .    Interest Rate Risk
 .    Liquidity Risk
 .    Foreign Investment Risk
 .    Management Risk

          International Equity Securities                        25%-35%
               Underlying Fund:
               International Equity Fund
               (This Fund invests at least 65% in non-U.S.
               companies.)

          Small Capitalization Equity Securities                 15%-25%
               Underlying Fund:
               Small Cap Growth Fund
               (This Fund invests in the equities of small capitalization companies.)

          Medium Capitalization Equity Securities                10%-20%
               Underlying Funds:
               Mid Cap Value Fund
               Mid Cap Growth Fund
               (These Funds invest in the equities of medium capitalization companies.)

          Large Capitalization Equity Securities                 20%-30%
               Underlying Funds:
               Large Cap Growth Fund
               Growth & Income Fund
               (These Funds invest in the equities of large capitalization companies.)

          Bonds                                                   5%-15%
               Underlying Funds:
               Core Bond Fund
               High Yield Bond Fund
               (These Funds invest in fixed-income securities, at least 65% of which are investment grade.)

Moderate Growth Lifestyle Fund

Investment Goal and Strategies

AGIM, the Fund's subadvisor, seeks growth and current income through investments in a combination of the North American Funds ("Underlying Funds"). This Fund is suitable for investors who wish to invest in equity securities, but who are not willing to assume the substantial market risks of the Growth Lifestyle Fund. The investment objective of the Fund can be changed by the Board of Trustees, without the approval of the Fund shareholders.

Asset allocation among the equity securities of international companies, large capitalization companies, medium capitalization companies, small capitalization companies and bonds is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The chart below reflects the projected asset allocation ranges and Underlying Fund choices for this Fund, as of the time of print.

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Underlying Funds have been selected to represent a reasonable spectrum of investment options for the Fund. We have based the target investment percentages for the Fund on the degree to which we believe the Underlying Funds, in combination, to be appropriate for the Fund's investment objective. We may change the asset allocation ranges and the particular Underlying Funds in which the Fund may invest from time to time.

The Fund is a non-diversified investment company under the 1940 Act because it invests in a limited number of the Underlying Funds. However, the Underlying Funds themselves are diversified companies.

MAIN INVESTING RISKS

 .    Concentration Risk
 .    Credit Risk
 .    Currency Risk
 .    Derivatives Risk
 .    Equity Risk
 .    Interest Rate Risk
 .    Liquidity Risk
 .    Foreign Investment Risk
 .    Management Risk

          International Equity Securities                        10%-20%
               Underlying Fund:
               International Equity Fund
               (This Fund invests at least 65% in non-U.S.
               companies.)

          Small Capitalization Equity Securities                 10%-20%
               Underlying Fund:
               Small Cap Growth Fund
               (This Fund invests in the equities of small capitalization companies.)

          Medium Capitalization Equity Securities                10%-20%
               Underlying Funds:
               Mid Cap Value Fund
               Mid Cap Growth Fund
               (These Funds invest in the equities of medium capitalization companies.)

          Large Capitalization Equity Securities                 25%-35%
               Underlying Funds:
               Large Cap Growth Fund
               Growth & Income Fund
               (These Funds invest in the equities of large capitalization companies.)

          Bonds                                                  20%-30%
               Underlying Funds:
               Core Bond Fund
               High Yield Bond Fund
               (These Funds invest in fixed-income securities, at least 65% of which are investment grade.)

Conservative Growth Lifestyle Fund

Investment Goal and Strategies

AGIM, the subadvisor for the fund, seeks current income and low to moderate growth of capital through investments in a combination of the North American Funds ("Underlying Funds"). This Fund is suitable for investors who wish to invest in equity securities, but who are not willing to assume the market risks of either the Growth Lifestyle Fund or the Moderate Growth Lifestyle Fund. The investment objective of the Fund can be changed by the Board of Trustees, without the approval of the Fund shareholders.

Asset allocation among the equity securities of international companies, large capitalization companies, medium capitalization companies, small capitalization companies and bonds is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The chart below reflects the projected asset allocation ranges and Underlying Fund choices for this Fund, as of the time of print.

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Underlying Funds have been selected to represent a reasonable spectrum of investment options for the Fund. We have based the target investment percentages for the Fund on the degree to which we believe the Underlying Funds, in combination, to be appropriate for the Fund's investment objective. We may change the asset allocation ranges and the particular Underlying Funds in which the Fund may invest from time to time. The Fund is a non-diversified investment company under the 1940 Act because it invests in a limited number of the Underlying Funds. However, the Underlying Funds themselves are diversified companies.

MAIN INVESTING RISKS

 .    Concentration Risk
 .    Credit Risk
 .    Currency Risk
 .    Derivatives Risk
 .    Equity Risk
 .    Interest Rate Risk
 .    Liquidity Risk
 .    Foreign Investment Risk
 .    Management Risk

          International Equity Securities                         5%-15%
               Underlying Fund:
               International Equity Fund
               (This Fund invests at least 65% in non-U.S.
               companies.)

          Small Capitalization Equity Securities                  5%-15%
               Underlying Fund:
               Small Cap Growth Fund
               (This Fund invests in the equities of small capitalization companies.)

          Medium Capitalization Equity Securities                 5%-15%
               Underlying Funds:
               Mid Cap Value Fund
               Mid Cap Growth Fund
               (These Funds invest in the equities of medium capitalization companies.)

          Large Capitalization Equity Securities                 25%-35%
               Underlying Funds:
               Large Cap Growth Fund
               Growth & Income Fund
               (These Funds invest in the equities of large capitalization companies.)

          Bonds                                                  30%-50%
               Underlying Funds:
               Core Bond Fund
               High Yield Bond Fund
               (These Funds invest in fixed-income securities, at least 65% of which are investment grade.)

Municipal Money Market Fund

Investment Goal and Strategies

The Fund seeks liquidity, protection of capital and current income through investments in short-term money market securities that are exempt from regular federal income taxation. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

To achieve this objective, AGIM, the Fund's subadvisor, invests in short-term money market securities to provide you with liquidity, protection of your investment and current income that is exempt from federal income tax. AGIM uses 95% of the Fund's total assets to buy short-term securities that are rated within the highest rating category for short-term fixed-income securities by at least two nationally recognized rating services or unrated securities of comparable investment quality. These eligible securities must mature, after giving effect to any demand features, in 13 months or less and the Fund must have a dollar-weighted average portfolio maturity of 90 days or less. These practices are mandated by Rule 2a-7 of the 1940 Act and are designed to reduce risk and minimize fluctuation in the share price. If the Fund invests in municipal securities issued for certain private purposes, a portion of the Fund's dividends may be subject to the alternative minimum tax.

The investments this Fund may buy include:
- Municipal fixed-income securities with remaining maturities of 13 months or less
- Commercial paper sold by municipalities rated at least MIG1 or MIG2 by Moody's or A1 or A2 by S&P
-    Variable rate demand notes
- Auction rate preferred stock and other adjustable rate obligations that are exempt from federal income taxation
- Illiquid and restricted securities, limited to 10% of the Fund's net assets at all times
-    Rule 144A securities (liquid)

MAIN INVESTING RISKS

 .    Credit Risk
 .    Interest Rate Risk
 .    Management Risk

Science & Technology Fund

Investment Goals and Strategies

The objective of the Science and Technology Fund is long-term growth of capital.

The Fund's subadvisor, T. Rowe Price, pursues this objective by investing at least 65% of the Fund's assets in the common stocks and equity-related securities of companies that are expected to benefit from scientific breakthroughs and advancements in technology. Some of the industries that are likely to be included in the portfolio are:

-    Chemicals and synthetic materials, including pharmaceuticals
-    Computers, including hardware and software
-    Defense and aerospace
-    E-Commerce
-    Electronics
-    Media and information services
-    Telecommunications

The Fund may invest up to 30% of its assets foreign securities, including American Depositary Receipts ("ADRs") and other dollar-denominated foreign securities. The Fund may invest up to 25% in other equity-related securities of science and technology companies, including convertible debt securities and convertible preferred stock. In addition, the Fund may invest in money market securities in order to have cash available for redemptions. The Fund may invest in derivatives.

MAIN INVESTING RISKS

 .    Credit Risk
 .    Currency Risk
 .    Derivatives Risk
 .    Equity Risk
 .    Liquidity Risk
 .    Foreign Investment Risk
 .    Management Risk
 .    Science & Technology Company Risk

Descriptions of Main Investing Risks

The value of your investment in a Fund can change for many reasons, and may decrease. The primary reasons for possible decreases in a Fund's value are called "Main Investing Risks," and are explained in this section. Because the types of investments a Fund makes change over time, the types of risks affecting the Fund will change as well. Section II of the Prospectus includes more information about other risks that might affect the Funds' values.

Concentration Risk

Investment professionals believe that investment risk can be reduced through diversification, which is simply the practice of choosing more than one type of investment. On the other hand, concentrating investments in a smaller number of securities increases risk.

Credit Risk

Credit Risk is the risk that the issuer or the guarantor (the entity that agrees to pay the debt if the issuer cannot) of a debt or fixed income security, or the counterpart to a derivatives contract or a securities loan, will not repay the principal and interest owed to the investors or otherwise honor its obligations. There are different levels of credit risk. Funds that invest in lower-rated securities have higher levels of credit risk. Lower-rated or unrated securities of equivalent quality (generally known as junk bonds) have very high levels of credit risk. Securities that are highly rated have lower levels of credit risk.

Funds may be subject to greater credit risk because they may invest in debt securities issued in connection with corporate restructurings by highly leveraged (indebted) issuers and in debt securities not current in the payment of interest or principal, or in default.

Funds that invest in foreign securities are also subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign (national) debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

Currency Risk

Funds that invest in securities that are denominated in and/or are receiving revenues in foreign currencies are subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. In the case of hedging positions, it is the risk that the U.S. dollar will decline in value relative to the currency hedged.

Derivatives Risk

Derivatives are financial contracts between two parties whose value depends on, or is derived from, the change in value of an underlying asset, reference rate or index. When the value of the underlying security or index changes, the value of the derivative changes as well. As a result, derivatives can lose all of their value very quickly. Derivatives also offer the opportunity for great increases in value. Because derivatives are contracts between parties, there is also some credit risks associated with using derivatives. Additional risk associated with derivatives include mispricing and improper valuation. Derivatives risk for some Funds will be increased by their investments in structured securities.

Equity Risk

Equity securities, such as a company's common stock, may fall in value in response to factors relating to the issuer, such as management decisions or falling demand for a company's goods or services. Additionally, factors affecting a company's particular industry, such as increased production costs, may affect the value of its equity securities. Equity securities also rise and fall in value as a result of factors affecting entire financial markets, such as political or economic developments, or changes in investor psychology. Growth stocks are the stocks of companies that have earnings that are expected to grow relatively rapidly. As a result, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks.

Value stocks are the stocks of companies that are not expected to experience significant earnings growth, but that are undervalued, or are inexpensive relative to the value of the company and its business as a whole. These companies may have experienced recent troubles that have caused their stocks to be out of favor with investors. If the market does not recognize the value of the company over time, the price of its stock may fall, or simply may not increase as expected.

Market capitalization refers to the total value of a company's outstanding stock. Smaller companies with market capitalizations of less than $1 billion or so are more likely than larger companies to have limited product lines, smaller markets for their products and services, and they may depend on a small or inexperienced management group. Small company stock may not trade very actively, and their prices may fluctuate more than stocks of larger companies. Stocks of smaller companies may be more vulnerable to negative changes than stocks of larger companies.

Foreign Investment Risk

Funds investing in foreign securities may experience rapid changes in value. One reason for this volatility is that the securities markets of many foreign countries are relatively small, with a limited number of industries. Also, foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards.

The possibility of political instability or diplomatic developments in foreign countries could trigger nationalization of companies and industries, expropriation (confiscation of property), extremely high levels of taxation, and other negative developments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Funds that invest in sovereign debt obligations are exposed to the risks of political, social and economic change in the countries that issued the bonds.

Interest Rate Risk (Market Risk)

Interest rate risk, or market risk, is the risk that a change in interest rates will negatively affect the value of a security. This risk applies primarily to debt securities such as bonds, notes and asset backed securities. Debt securities are obligations of the issuer to make payments of principal and/or interest on future dates. As interest rates rise, an investment in a Fund can lose value, because the value of the securities the Fund holds may fall.

Market risk is generally greater for Funds that invest in debt securities with longer maturities. This risk may be increased for Funds that invest in mortgage-backed or other types of asset-backed securities that are often prepaid. Even Funds that invest in the highest quality debt securities are subject to interest rate risk.

Liquidity Risk

Liquidity risk is the risk that a Fund will not be able to sell a security because there are too few people who actively buy and sell, or trade, that security on a regular basis. A Fund holding an illiquid security may not be able to sell the security at a fair price. Liquidity risk increases for Funds investing in derivatives, foreign investments or restricted securities.

Management Risk
Management risk is the risk that the subadvisor of a Fund, despite using various investment and risk analysis techniques, may not produce the desired investment results.

Social Criteria Risk

This risk applies only to the Socially Responsible Fund. If a company stops meeting the Fund's social criteria after the Fund invested in it, the Fund will sell these investments even if this means the Fund loses money. Also, if the Fund changes its social criteria and the companies the Fund has already invested in no longer qualify, the Fund will sell these investments, even if this means the Fund loses money. Social criteria screening will limit the availability of investment opportunities for the Fund more than for funds having no such criteria.

Science & Technology Company Risk

Companies in the rapidly changing fields of science and technology often face unusually high price volatility, both in terms of gains and losses. The potential for wide variation in performance is based on the special risks common to these stocks. For example, products or services that at first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments can result in sharp price declines. A portfolio focused primarily on these stocks is, therefore, likely to be much more volatile.

Section II:

Fees and Expenses of the North American Funds

This table describes the fees and expenses that you may pay if you invest in the Funds.

Shareholder Fees (fees paid directly from your
 investment)                                        Institutional  Institutional
                                                       Class I       Class II/1/
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases (as       None           None
a percentage of offering price)

Maximum Deferred Sales Charge (as a percentage      None           None
of original purchase price or redemption price, whichever is lower)

Annual Fund Operating Expenses (expenses that
are deducted from fund assets)
                                                 Institutional   Institutional
Fund                                                Class I         Class II
--------------------------------------------------------------------------------
Mid Cap Value Fund
  Management Fees                                     0.90%
  Admin Service Fee                                   0.25
  Other Expenses                                      1.60%

  Total Annual Fund Operating Expenses                1.75%
  Fee Waiver/Expense Reimbursements                   0.07
Net Expenses                                          1.68
--------------------------------------------------------------------------------
Socially Responsible Fund
  Management Fees                                     0.65%
  Admin Service Fee                                   0.25
  Other Expenses                                      1.78%

  Total Annual Fund Operating Expenses                1.68%
  Fee Waiver/Expense Reimbursements                   0.28
Net Expenses                                          1.40
--------------------------------------------------------------------------------
High Yield Bond Fund
  Management Fees                                     0.83%
  Admin Service Fee                                   0.25
  Other Expenses                                      1.55%
  Total Annual Fund Operating Expenses                1.63%
  Fee Waiver/Expense Reimbursement                    0.18
Net Expenses                                          1.45
--------------------------------------------------------------------------------

----------
/1/  Only the High Yield Bond Fund offers Institutional Class II Shares.

--------------------------------------------------------------------------------
Aggressive Growth Lifestyle Fund
  Management Fees                                     0.10%
  Other Expenses                                      0.00%
  Total Annual Fund Operating Expenses                0.10%
  Fee Waiver/Expense Reimbursement                    0.00%
Net Expenses                                          0.10%

AGAM has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

The number below shows the total combined
operating expenses as a percentage of net
assets, including indirect expenses of the
Underlying Funds after expense
reimbursements.  This reflects total average
weighted combined operating expenses.
                                                      0.10%
Total Combined Operating Expenses

--------------------------------------------------------------------------------
Moderate Growth Lifestyle Fund
  Management Fees                                     0.10%
  Other Expenses                                      0.00%
  Total Annual Fund Operating Expenses                0.10%
  Fee Waiver/Expense Reimbursement                    0.00%
Net Expenses                                          0.10%

AGAM has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

The number below shows the total combined
operating expenses as a percentage of net
assets, including indirect expenses of the
Underlying Funds after expense
reimbursements.  This reflects total average
weighted combined operating expenses.
                                                      0.10%
Total Combined Operating Expenses
------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Conservative Growth Lifestyle Fund                    0.10%
  Management Fees                                     0.10%
  Other Expenses                                      0.00%
  Total Annual Fund Operating Expenses                0.10%
  Fee Waiver/Expense Reimbursement                    0.00%
Net Expenses                                          0.10%

AGAM has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

The number below shows the total combined
operating expenses as a percentage of net
assets, including indirect expenses of the
Underlying Funds after expense
reimbursements.  This reflects total average
weighted combined operating expenses.
                                                      0.10%
Total Combined Operating Expenses
------------------------------------------------------------------------------

By translating "Total Annual Fund Operating Expenses" into dollar amounts, these examples help you compare the costs of investing in a particular Fund, or a particular class of shares, with the costs of investing in other mutual funds.

     The examples assume that you:

 .    Invest $10,000 in a Fund for the time period indicated and then redeem all of your shares at the end of those periods.
 .    Your investment earns a 5% return each year and that each Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                 1 Year     3 Years     5 Years    10 Years
--------------------------------------------------------------------------------
Mid Cap Value Fund
Institutional Class I                 $178        $551        $949       $2,062
--------------------------------------------------------------------------------
Socially Responsible Fund
Institutional Class I                 $171        $530        $913       $1,987
--------------------------------------------------------------------------------
High Yield Bond Fund
Institutional Class I                 $148        $459        $792       $1,735
Institutional Class II                $  -        $  -        $  -       $    -
--------------------------------------------------------------------------------
Aggressive Growth Lifestyle Fund
Institutional Class I                 $ 10        $ 32        $ 56       $  128
--------------------------------------------------------------------------------
Moderate Growth Lifestyle Fund
Institutional Class I                 $ 10        $ 32        $ 56       $  128
--------------------------------------------------------------------------------
Conservative Growth Lifestyle Fund
Institutional Class I                 $ 10        $ 32        $ 56       $  128
--------------------------------------------------------------------------------

More Information About Investment Strategies and Risks

This Prospectus does not attempt to disclose all of the different investment techniques that the Funds might use, or all of the types of securities in which the Funds might invest. As with any mutual fund, investors must rely on the professional judgment and skill of the Funds' management. A subadvisor may choose not to use some or all of the investment techniques available to a Fund, and these choices may cause the Fund to lose money or not achieve its goal.

Each Fund has a unique investment objective (see the Fund Summaries) that it tries to achieve through its investment strategies. The investment objectives of the Funds may be changed by the Trustees without the approval of a Fund's shareholders. Except for certain investment restrictions, the strategies a Fund uses to achieve its investment objective also may be changed by the Trustees without approval of the shareholders. Because each Fund is different, they have different investment policies and risks, and will also have different returns over time. This section provides additional information about the Funds, and should be read in conjunction with the Fund Summaries.

--------------------------------------------------------------------------------
More About Portfolio Investments
--------------------------------------------------------------------------------

Each Fund's principal investment strategy and risks are described above. Funds may invest in other investments and may use investment techniques as described below. All Money Market Fund investments must comply with Rule 2a-7 of the 1940 Act, which allows the purchase of only high quality money market instruments. The Lifestyle Funds invest in other Funds described in this Prospectus and thus are not specifically mentioned below. Please refer to the SAI for more information about investments.

Asset-Backed Securities

Asset-backed securities are bonds or notes that are normally supported by a specific property. If the issuer fails to pay the interest or return the principal when the bond matures, then the issuer must give the property to the bondholders or noteholders. Examples of assets supporting asset-backed securities include credit card receivables, retail installment loans, home equity loans, auto loans, and manufactured housing loans. All of the Funds may invest in asset-backed securities.

Depositary Receipts

ADRs are certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank. ADRs in which a Fund may invest may be sponsored or unsponsored. There may be less information available about foreign issuers of unsponsored ADRs. All of the Funds except for the Municipal Money Market Fund may purchase ADRs.

EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. We consider ADRs, EDRs and GDRs to be foreign securities. The High Yield Bond Fund, Mid Cap Value Fund, Small Cap Index Fund, Socially Responsible Fund, and the Stock Index Fund may invest in EDRs and GDRs.

Equity Securities

Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of the issuing company and on market and economic conditions. If you own an equity security, you own a part of the company that issued it. Companies sell equity securities to get the money they need to grow.

Stocks are one type of equity security. Each share of stock represents a part of the ownership of the company. The holder of stock participates in the growth of the company through the stock price and receipt of dividends. All the Funds may invest in equities except for the Municipal Money Market Fund, though equities may not be a primary strategy for each Fund.

Generally, there are three types of stocks:

1. Common stock - Common stock usually has voting rights, which allow an investor to vote for the company Board of Directors. Common stock also
     --------
     gives each owner a share in a company's profits through dividend payments
                                                             --------
     or the capital appreciation of the security.

2. Preferred stock - Each share of preferred stock allows the holder to get a fixed dividend before the common stock shareholders receive any dividends on their shares.

3. Convertible preferred stock - A stock with a fixed dividend which the holder may exchange for a certain amount of common stock.

Stocks are not the only type of equity security. Other equity securities include but are not limited to convertible securities, depository receipts, warrants, rights and partially paid shares, investment company securities, real estate securities, convertible bonds and foreign equity securities, such as ADRs, GDRs and EDRs.

Fixed-income Securities

Fixed-income securities include a broad array of short-, medium-and long-term obligations, including notes and bonds. Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to changes in relative values of currencies. Fixed-income securities generally involve an obligation of the issuer to pay interest on either a current basis or at the maturity of the security and to repay the principal amount of the security at maturity.

Bonds are one type of fixed-income security and are sold by governments on the local, state, and federal levels, and by companies. There are many different kinds of bonds. For example, each bond issue has specific terms. U.S. Government bonds are guaranteed to pay interest and principal by the federal government. Revenue bonds are usually only paid from the revenue of the issuer. An example of that would be an airport revenue bond. Debentures are a very common type of corporate bond (a bond sold by a company). Payment of interest and return of principal is subject to the company's ability to pay. Convertible bonds are corporate bonds that can be exchanged for stock.

The types of bonds that most Funds purchase, for example, includes U.S. Government bonds and investment grade corporate bonds. AGAM and the Subadvisors will not necessarily dispose of a bond if its ratings are downgraded to below investment grade. All of the Funds may invest in investment grade bonds. Of those that invest in bonds, only the High Yield Bond Fund and the Mid Cap Value Fund may also invest in below-investment grade bonds.

Investing in a bond is like making a loan for a fixed period of time at a fixed interest rate.During the fixed period, the bond pays interest on a regular basis. At the end of the fixed period, the bond matures and the investor usually gets back the principal amount of the bond. Fixed periods to maturity are categorized as short-term (generally less than 12 months), intermediate (one to 10 years), and long-term (10 years or more). Commercial paper is a specific type of corporate or short-term note. In fact, it's very short-term, being paid in less than 270 days, though most commercial paper matures in 50 days or less.

Bonds are not the only type of fixed-income security. Other fixed-income securities include, for example, U.S. and foreign corporate fixed-income securities, including convertible securities (bonds, debentures, notes and other similar instruments) and corporate commercial paper; mortgage-related and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities, preferred or preference stock, catastrophe bonds, and loan participations; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; fixed-income securities issued by states or local governments and their agencies, authorities and other instrumentalities; obligations of foreign governments or their subdivisions, agencies and instrumentalities; and obligations of international agencies or supranational entities. Fixed-income securities may be acquired with warrants attached.

Foreign Currency

Funds buy foreign currencies when they believe the value of the currency will increase. If it does increase, they sell the currency for a profit. If it decreases they will experience a loss. All the Funds except for the Municipal Money Market Fund may invest in foreign currency.

Foreign Securities

Securities of foreign issuers may be denominated in foreign currencies. Generally, all of the Funds may invest in foreign securities except for the Municipal Money Market Fund.

Securities of foreign issuers include obligations of foreign branches of U.S. banks and of foreign banks, common and preferred stocks, fixed-income securities issued by foreign governments, corporations and supranational organizations, and ADRs, EDRs and GDRs. See "Depositary Receipts".

Futures and Options

Futures and options are considered derivative securities, since the value of the future or option is derived in part from the value and characteristics of another security. A "future" is a contract which involves the sale of a security for future delivery. An "option" gives the buyer the opportunity to buy or sell a security at a set price on or before a date specified in the contract. A call option buyer thinks the stock price may go up in the future, while a put option buyer thinks the stock price may go down. All of the Funds except for the Municipal Money Market Fund may invest in derivatives.

The Funds use stock and bond futures to invest cash and cash equivalents to:

- Write (sell) exchange traded covered put and call options on securities and stock indices.

- Purchase exchange traded put and call options on securities and stock indices.

-    Purchase and sell exchange traded financial futures contracts.

- Write (sell) covered call options and purchase exchange traded put and call options on financial futures contracts.

- Write (sell) covered call options and purchase non- exchange traded call and put options on financial futures contracts.

Illiquid Securities

An illiquid security is one that may not be frequently traded or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Illiquid securities include, but are not limited to, time deposits and repurchase agreements not maturing within seven days and restricted securities. Non-money market funds may invest up to 15% in illiquid securities, while money market funds are limited to 10%. This restriction applies at all times to all assets.

A restricted security is one that has not been registered with the SEC and, therefore, cannot be sold in the public market. Securities eligible for sale under Rule 144A and commercial paper offered pursuant to Section 4(2) of the Securities Act of 1933, as amended, are not deemed by AGAM or the Fund's Subadvisor to be illiquid solely by reason of being restricted. Instead, AGAM or the Subadvisor will determine whether such securities are liquid based on trading markets and pursuant to guidelines adopted by the Series Company's Board of Trustees. If AGAM or the Subadvisor concludes that a security is not liquid, that investment will be included within the Fund's limitation on illiquid securities.

Investment Companies

All of the Funds may invest in the securities of other open-end or closed-end investment companies subject to the limitations imposed by the 1940 Act. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by an investment company in which it invests.

Investment Funds

Some countries have laws and regulations that currently preclude direct foreign investment in the securities of their companies. However, indirect foreign investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted through investment funds which have been specifically authorized. Mid Cap Value Fund, Small Cap Index Fund and the Stock Index Fund may invest in investment funds.

Loan Participations

A loan participation is an investment in a loan made to a U.S. company that is secured by the company's assets. The assets must be, at all times, worth enough money to cover the balance due on the loan. Major national and regional banks make loans to companies and then sell the loans to investors. These banks don't guarantee the companies will pay the principal and interest due on the loans. All of the Funds except the Mid Cap Value Fund may invest in loan participations.

Money Market Securities

A money market security is high quality when it is rated in one of the two highest credit categories by Moody's or S&P or another nationally recognized rating service or if unrated, deemed high quality by AGAM or a Subadvisor. All the Funds may invest in money market securities, though it is not a primary strategy for all Funds.

Examples of high quality money market securities include:

-    Cash and cash equivalents

- Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities

- Certificates of deposit and other obligations of domestic banks having total assets in excess of $1 billion

-    Commercial paper sold by corporations and finance companies

-    Corporate debt obligations with remaining maturities of 13 months or less

- Repurchase agreements, money market securities of foreign issuers if payable in U.S. dollars, asset-backed securities, loan participations, and adjustable rate securities.

Mortgage-Related Securities

Mortgage-related securities include, but are not limited to, mortgage pass-through securities, collateralized mortgage obligations and commercial mortgage-backed securities. All of the Funds except for Small Cap Index Fund, Socially Responsible Fund, and the Stock Index Fund may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgage loans secured by residential or commercial real property. Payments of interest and principal on these securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the mortgage loans which underlie the securities. Mortgage-related securities are subject to interest rate risk and prepayment risk.

Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. Government (i.e., securities guaranteed by GNMA); or guaranteed by agencies or instrumentalities of the U.S. Government (i.e., securities guaranteed by FNMA or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage-related securities created by non-governmental issuers (such as commercial banks, private mortgage insurance companies and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

Collateralized mortgage obligations ("CMOs") are hybrid mortgage-related instruments. CMOs may be collateralized by whole mortgage loans or by portfolios of mortgage pass-through securities guaranteed by

GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity, coupon, and prepayment preference. CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Funds.

Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Real Estate Securities

Real estate securities are securities issued by companies that invest in real estate or interests therein. All of the Funds except for the High Yield Bond Fund may invest in real estate securities and real estate investment trusts ("REITs").REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity.

Repurchase Agreements

A repurchase agreement requires the seller of the security to buy it back at a set price at a certain time. If a Fund enters into a repurchase agreement, it is really making a short-term loan (usually for one day to one week). The risk in a repurchase agreement is the failure of the seller to be able to buy the security back. If the value of the security declines, the Fund may have to sell at a loss. A repurchase agreement of more than 7 days duration is illiquid. A Fund may enter into repurchase agreements only with well-established securities dealers or banks that are members of the Federal Reserve System. All the Funds in this Prospectus may invest in repurchase agreements.

Reverse Repurchase Agreements and Dollar Rolls

A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. If a Fund's positions in reverse repurchase agreements or similar transactions are not covered by liquid assets in a segregated account, such transactions would be subject to the Funds' limitations on borrowings. The Funds will not borrow money, except as provided in each Fund's investment restrictions. Reverse repurchase agreements may be entered into by all Funds.

The High Yield Bond Fund and the Mid Cap Value Fund may enter into dollar rolls. In a dollar roll transaction, a Fund sells mortgage-backed or other securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date.

Structured Securities

The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of a Fund's investment. The High Yield Bond Fund may enter into structured securities.

Swap Agreements

Swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. The Mid Cap Value Fund may enter into swap agreements.

U.S. Government Securities

All the Funds may invest in U.S. Government securities. U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds' shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, the Tennessee Valley Authority and the Small Business Authority are supported only by the credit of the instrumentality. U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater market risk than interest-paying securities of similar maturities. Custodial receipts issued in connection with so-called trademark zero coupon securities, such as CATs and TIGRs, are not issued by the U.S. Treasury, and are, therefore, not U.S. Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities (STRIPs and CUBEs) are direct obligations of the U.S. Government.

Variable Amount Demand Master Notes

Variable amount master demand notes are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula. The High Yield Bond Fund and the Mid Cap Value Fund may invest in the variable amount demand master notes.

Variable Rate Demand Notes

Variable rate demand notes ("VRDNs") are either taxable or tax-exempt obligations containing a floating or variable interest rate adjustment formula, together with an unconditional right to demand payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days. The Money Market Fund and the Municipal Funds may also may invest in participation VRDNs, which provide a Fund with an undivided interest in underlying VRDNs held by major investment banking institutions. All the Funds may invest in VRDNs.

Warrants and Rights

Warrants and rights are instruments which entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities. All of the Funds except for the Municipal Money Market Fund may invest in warrants and rights.

When-Issued Securities

When-issued securities are those investments that have been announced by the issuer and will soon be on the market. The Funds negotiate the price with a broker before it goes on the market. If the security ends up selling on the market at a lower price than negotiated, the Funds may have a loss. If it sells at a higher price, the Funds may have a profit. All of the Funds except the Mid Cap Value Fund may invest in when-issued securities.

--------------------------------------------------------------------------------
More about Index Funds and Tracking an Index
--------------------------------------------------------------------------------

The factors that cause a Fund to perform differently from the index it tries to track are called tracking differences. There is no assurance that an Index Fund can track its index.

The coefficient of correlation (r) is an index number which shows how closely two variables are related. If r = 0 there is no tendency for one variable to change with the other. A value of +1 means that one variable will vary exactly with the other. Index funds try to keep their coefficient of correlation as close to 1 as possible. As a practical matter, any coefficient above 0.95, when measured against the comparison index, shows good tracking.

Tracking accuracy is reviewed daily by the Subadvisor for each of the Index Funds. If an Index Fund does not accurately track an index, the Subadvisor will rebalance the Fund's portfolio by selecting securities which will provide a more representative sampling of the securities in the index as a whole or the sector diversification within the index, as appropriate.

The index may remove one stock and substitute another, requiring the Fund to do the same. When a stock is sold and the new stock purchased, the Fund incurs transaction costs. The index incurs no transaction costs. Therefore, any index fund portfolio manager cannot match exactly the performance of an index.

An index fund may not buy every single stock in its index or in the same proportions as the index. The Subadvisor may rely on a statistical selection technique to figure out, of the stocks tracked by their index, how many and which ones to buy. Stocks are bought and sold when they are added to or dropped from the index. This helps to keep brokerage fees and other transaction costs lower than other funds, generally.

Management of the Funds

Investment Adviser

Under the federal securities laws, Massachusetts law, and the Trust's Agreement and Declaration of Trust and By-Laws, the business and affairs of the Trust are managed under the direction of the Trustees.

American General Asset Management Corp. ("AGAM") is the investment adviser for the Trust. AGAM was formed in 1996 to advise, acquire and distribute mutual funds through broker-dealers, banks and other intermediaries. AGAM's address is 286 Congress Street, Boston, Massachusetts 02210.

According to its Advisory Agreement With the Trust (the "Advisory Agreement"),
AGAM:

 .    Oversees the administration of all aspects of the business and affairs of the North American Funds
 .    Selects, contracts with and compensates subadvisors to manage the assets of the North American Funds
 .    Makes recommendations to the Trustees regarding the hiring, termination and replacement of subadvisors
 .    Reimburses the North American Funds if the total of certain expenses allocated to any Fund exceeds certain limitation
 .    Monitors the subadvisors for compliance with the investment objectives and related policies of each Fund
 .    Review the performance of the subadvisors
 .    Periodically reports to the Trustees



The following table shows the management fees each Fund will pay annually as a percentage of the Fund's average daily net asset value.

                                           Advisory fee
     Fund Name                             (as a % of average daily net assets)
--------------------------------------------------------------------------------
     Conservative Growth Lifestyle Fund    0.10%

     Aggressive Growth Lifestyle Fund      0.10%

     High Yield Bond Fund                  82.5% on the first $200 million
                                           72.5% on the next $300 million
                                           67.5% on assets over $500 million

     Mid Cap Value Fund                    90.0% on the first $100 million
                                           87.5% on the next $150 million
                                           85.0% on the next $250 million
                                           82.5% on the next $250 million
                                           80.0% on the assets over $750 million

     Moderate Growth Lifestyle Fund        0.10%

     Municipal Money Market Fund           0.35% on the first $200 million
                                           0.35% on the next $300 million
                                           0.35% on assets over $500 million

     Small Cap Index Fund                  0.28% on the first $500 million
                                           0.27% on assets over $500 million

     Socially Responsible Fund             0.65%

     Stock Index Fund                      0.27% on the first $500 million
                                           0.26% on assets over $500 million

     Science and Technology Fund           0.90%

Investment Subadvisors

Under an order granted to the Funds by the Securities and Exchange Commission, AGAM is permitted to appoint a subadvisor, to create a subadvisory agreement, and to terminate or amend a subadvisory agreement, in each case without shareholder approval. This "Manager of Managers" structure permits the Funds to change subadvisors or the fees paid to subadvisors without the expense and delays associated with obtaining shareholder approval. AGAM has ultimate responsibility under the Manager of Managers structure to oversee the subadvisors, including making recommendations to the Trust regarding the hiring, termination and replacement of subadvisors.

The Subadvisors are:

AGIM
2929 Allen Parkway, Houston, Texas 77015

AGIM is the Subadvisor for the Stock Index Fund, the Small Cap Index Fund, the Socially Responsible Fund, the High Yield Bond Fund, the Aggressive Growth Lifestyle fund, the Moderate Growth Lifestyle Fund, the Conservative Growth Lifestyle Fund and the Municipal Money Market Fund. AGIM was formed in 1998 as a successor to the investment management division of American General Corporation, and is an indirect wholly-owned subsidiary of American General Corporation. AGIM also provides investment management and advisory services to pension and profit sharing plans, financial institutions and other investors. Investment decisions for several Funds are made by teams as noted below. Each team meets regularly to review portfolio holdings and discuss purchase and sale activity.

Magali E. Azema-Barac is responsible for AGIM's equity group. She heads the team making investment decisions for each of the Index Funds, as well as for the Socially Responsible Fund. Ms. Azema-Barac joined American General in September, 1999. Prior to that, she worked on the equity desk of US West Investment Management Company in Englewood, Colorado, where she incepted and managed an enhanced equity portfolio.

Robert N. Kase, CF, has been Investment Officer of AGAM since September 1998, and Senior Portfolio Manager of AGIM since September 1998. Previously, Mr. Kase was Senior Portfolio Manager with CL Capital Management, Inc. from September 1992 until July 1998.

Steven Guterman, Executive Vice President, joined the Subadvisor in June 1998. Previously, Mr. Guterman was with Salomon Brothers, Inc. from 1983 to May 1998, where he served as Managing Director from 1996 to May 1998 and with Salomon Brothers Asset Management, Inc., where he was a Senior Portfolio Manager and head of the U.S. Fixed Income Portfolio Group from 1990 to May 1998.

Investment decisions for the High Yield Bond Fund are made by a team, headed by Gordon Massie. Mr. Massie, Senior Vice President, joined the Subadvisor in April 1998. Previously, Mr. Massie was Director of High Yield Research at American General Corporation from August 1985 to April 1998.

Marybeth Whyte serves as the Portfolio Manager for the Municipal Money market Fund. She was formerly the portfolio manager of the Salomon Brothers New York Municipal Money Market Fund, the Salomon Brothers National Intermediate Municipal Fund and the North American National Municipal Bond Fund. Ms. Whyte, Senior Vice President, joined the Subadvisor in September 1998. Previously, Ms. Whyte was Director of the Municipal Bond Group at Salomon Brothers Asset Management from July 1994 to September 1998 and was the portfolio manager of the Salomon Brothers New York Municipal Money Market Fund.

Neuberger Berman Management, Inc. ("NB Management")
605 Third Avenue, Second Floor, New York, New York 10158-0180

NB Management is the Subadvisor for the Mid Cap Value Fund. NB Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. As of December 31, 1999, NB Management and its affiliates managed approximately $54 billion in aggregate net assets.

Robert I. Gendelman and S. Basu Mullick serve as co-managers of the Mid Cap Value Fund. Messrs. Gendelman and Mullick are Vice Presidents of the Subadvisor and Mr. Gendelman is a managing director of Neuberger Berman, LLC. Messrs. Gendelman and Mullick have been associated with the Subadvisor since 1994 and 1998, respectively.

T. Rowe Price Associates, Inc.,
("T. Rowe Price")

T. Rowe Price is the Subadvisor for the Science and Technology Fund. Founded in 1937 by Thomas Rowe Price, Jr., the Baltimore-based investment management firm is one of the nation's leading providers of no-load mutual funds for individual investors and corporate retirement programs. As of September 30, 1999, T. Rowe Price and its affiliates served as investment Advisor to more than 75 stock, bond, and money market funds and managed about $157.4 billion.

The Fund is managed by an investment advisory committee, chaired by Charles A. Morris. Mr. Morris has day-to-day responsibility for managing the portfolio and works with the committee to develop and execute the Fund's investment program. Mr. Morris has been chairman of the AGSPC 1 Science & Technology Fund committee since 1994, and has chaired the AGSPC 2 Science & Technology Fund committee since its inception.

Section III:

Investing in the North American Funds
Classes of Shares

There are two classes of shares of North American Funds offered by this prospectus: Institutional Class I shares and Institutional Class II shares.

Institutional Class I shares of each Fund and Institutional Class II shares of the High Yield Bond Fund are available to you through your employer plan. Institutional Class I and Class II Shares are available to any qualifying employer plan once the plan establishes a minimum account balance of $5 million with the Trust. A plan's account balance is equal at any time to the aggregate of all amounts contributed by the plan to the Trust, less the cost of all redemptions by such plan from the Trust. The Distributor may waive the minimum account balance requirement if it reasonably anticipates that the size of the plan and/or the anticipated amount of contributions will present economies of scale. As a participant in an employer retirement plan, you do not purchase Institutional Class I and Class II Shares of the Funds directly. Rather, Institutional Class I and Class II Shares of a Fund are purchased for you when you elect to allocate your retirement contributions to a Fund that is available as an investment option in your retirement or savings plan. You may be permitted to elect different investment options, alter the amounts contributed to your plan, or change how contributions are allocated among your investment options in accordance with your plan's specific provisions. See your plan administrator or employee benefits office for more details. Investments by individual participants in employer retirement plans are made through their plan sponsor or administrator, who is responsible for transmitting instructions for all orders for the purchase, redemption and exchange of Fund shares. The availability of an investment by a plan participant in the Funds, and the procedures for investing, depend upon the provisions of the plan and whether the plan sponsor or administrator has contracted with the Trust or designated agent for special processing services.

For more information on how to participate in the Funds through an employee retirement plan, please refer to your plan materials or contact your employee benefits office.

Transfer or exchange of balances

An employer retirement plan may allow you to exchange all or part of your existing plan balance from one investment option to another. Check with your plan administrator for details on the rules governing exchanges in your plan. Exchanges will be accepted by the Trust only as permitted by your plan. Your plan administrator can explain how frequently exchanges are allowed. The Trust reserves the right to refuse any exchange purchase request.

Pricing of Fund Shares

The price of the shares of each Fund is the net asset value per share (next determined following receipt of an order). The net asset value of the shares of each class of each Fund is calculated separately and, except as described below, is determined once daily as of the close of regularly scheduled trading on the New York Stock Exchange. Net asset value per share of each class of each Fund is calculated by dividing the value of the portion of the Fund's securities and other assets attributable to that class, less the liabilities attributable to that class, by the number of shares of that class outstanding. No determination is required on (i) days on which changes in the value of such Fund's securities holdings will not materially affect the current net asset value of the shares of the Fund and (ii) days when the New York Stock Exchange is closed (for example, national holidays). Generally, trading in non-U.S. securities, as well as U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of regularly scheduled trading on the New York Stock Exchange. The values of such securities used in computing the net asset value of the shares of a class of a Fund are generally determined as of such times. Occasionally, events which affect the values of such securities may occur between the times at which they are generally determined and the close of regularly scheduled trading on the Exchange and would therefore not be reflected in the computation of a class's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the subadvisors under procedures established and regularly reviewed by the Trustees.

All short-term debt instruments with a remaining maturity of 60 days or less held by the other Funds are valued on an amortized cost basis.

Unless you request cash payment, all dividends and distributions will be reinvested. All Funds declare and pay capital gains annually.

Dividends and Distributions from North American Funds

This Fund declares and pays income dividends monthly:

High Yield Bond

These Funds declare income dividends daily and pay quarterly:

Conservative Growth Lifestyle
Aggressive Growth Lifestyle
Mid Cap Value
Moderate Growth Lifestyle
Socially Responsible

Taxes

It is expected that each Fund of the Trust will qualify as a "regulated investment company" under the Code. If it so qualifies, a Fund will not be subject to United States federal income taxes on its net investment income and net capital gain, if any, that it distributes to its shareholders in each taxable year, provided that it distributed to its shareholders at least 90% of its net investment income for such taxable year. If in any year a Fund fails to qualify as a regulated investment company, such Fund would incur regular corporate federal income tax on its taxable income for that year and be subject to certain additional distribution requirements upon re-qualification. Each Fund will be subject to a 4% nondeductible excise tax on its taxable income to the extent it does not meet certain distribution requirements by the end of each calendar year. Each Fund intends to make sufficient distributions to avoid application of the corporate income and excise taxes.

Funds investing in foreign securities or currencies may be required to pay withholding or other taxes to foreign governments on dividends and interest.
The investment yield of the Funds investing in foreign securities or currencies will be reduced by these foreign taxes. Shareholders will bear the cost of any foreign taxes, but may not be able to claim a foreign tax credit or deduction for these foreign taxes. If a Fund is eligible for and makes an election to allow the shareholders of that Fund to claim a foreign tax credit or deduction for these taxes for any taxable year, the shareholders will be notified. The ability of the shareholders to utilize such a foreign tax credit is subject to a holding period requirement. In addition, Funds investing in securities of passive foreign investment companies may be subject to U.S. federal income taxes (and interest on such taxes) as a result of such investments. The investment yield of the Funds making such investments will be reduced by these taxes and interest. Shareholders will bear the cost of these taxes and interest, but will not be able to claim a deduction for these amounts.

The redemption, sale or exchange of Fund shares (including the exchange of shares of one Fund for shares of another) is a taxable event and may result in a gain or loss. Gain or loss, if any, recognized on the sale or other disposition of shares of the Fund will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year. Pursuant to the Taxpayer Relief Act of 1997, long-term capital gains generally are subject to a maximum tax rate of 20%.

If a shareholder sells or otherwise disposes of a share of the Fund before holding it for more than six months, any loss on the sale or other disposition of such share shall be treated as a long-term capital loss to the extent of any capital gain dividends received by the shareholder with respect to such share. A loss realized on a sale or exchange of shares may be disallowed if other shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date on which the shares are disposed.

Generally, unless a shareholder of any Fund includes his or her taxpayer identification number (social security number for individuals) in the Shareholder Application and certifies that he or she is not subject to backup withholding, the Fund is required to withhold and remit to the U.S. Treasury 31% from dividends other than exempt-interest dividends and other reportable payments to the shareholder.

Depending on the residence of the shareholder for tax purposes, distributions may also be subject to state and local taxes or withholding taxes. Most states provide that a regulated investment company may pass through (without restriction) to its shareholders state and local income tax exemptions available to direct owners of certain types of U.S. government securities. Thus, for residents of these states, distributions derived from a Fund's investment in certain types of U.S. government securities should be free from state and local income taxes to the extent that the interest income from such investments would have been exempt from state and local income taxes if such securities had been held directly by the respective shareholders themselves.

North American Funds
286 Congress Street
Boston, Massachusetts 02210
(800) 872-8037

International Small Cap Fund                  Mid Cap Value Fund
International Equity Fund                     Stock Index Fund
Global Equity Fund                            Small Cap Index Fund
Emerging Growth Fund                          Socially Responsible Fund
Strategic Growth Fund                         High Yield Bond Fund
Small/Mid Cap Fund                            Aggressive Growth Lifestyle Fund
Growth Equity Fund                            Moderate Growth Lifestyle Fund
Tax-Sensitive Equity Fund                     Conservative Growth Lifestyle Fund
Growth and Income Fund                        Municipal Money Market Fund
Equity-Income Fund                            Science & Technology Fund
Balanced Fund
Strategic Income Fund
Investment Quality Bond Fund
National Municipal Bond Fund
U.S. Government Securities Fund
Money Market Fund

For Additional Information
More information about the Funds, including the SAI, is available to you free of charge.
To request additional information:

By Telephone
Call 1-800-872-8037

By Mail from the Funds (There is no fee)
Write to:
North American Funds
286 Congress Street
Boston, MA 02210

By mail, by electronic request at publicinfo@sec.gov, or in Person from the Public Reference Room of the Securities and Exchange Commission (SEC). (You will pay a duplication fee.)

Visit or Write to:
SEC's Public Reference Section
450 Fifth Street, NW
Washington, D.C. 20549-6009
1-202-942-8090

Online at the SEC's Internet Site
Text-only versions of fund documents are available on the EDGAR Database at http://www.sec.gov.

Statement of Additional Information (SAI)
The SAI provides additional information about the Trust and the North American Funds.

                              NORTH AMERICAN FUNDS

                          Supplement Dated May __, 2000
                                     to the
                       Statement of Additional Information
                               Dated March 1, 2000


Disclosure relating to:
     Ten new series of the Trust:
          Mid Cap Value Fund, Stock Index Fund, Small Cap Index Fund, Socially Responsible Fund, High Yield Bond Fund, Aggressive Growth Lifestyle Fund, Moderate Growth Lifestyle Fund, Conservative Growth Lifestyle Fund, Municipal Money Market Fund, Science & Technology Fund

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Note:  This document supplements the North American Funds (the "Trust")
Statement of Additional Information dated March 1, 2000 (the "Statement of Additional Information") filed electronically with the Securities and Exchange Commission via EDGAR on March 2, 2000 -Registration Nos. 33-27958, 811-5797, Accession Number: 95019-00-000730 - and incorporated herein by reference.

--------------------------------------------------------------------------------

I.   Date of the Statement of additional Information.

The date of the Statement of Additional Information is hereby amended to May __, 2000.

II.  Ten New Series of the Trust.

The Trust intends to offer Class A, Class B, Class C and Institutional Class I shares of ten new series: the Mid Cap Value Fund, the Stock Index Fund, the Small Cap Index Fund, the Socially Responsible Fund, the High Yield Bond Fund, the Aggressive Growth Lifestyle Fund, the Moderate Growth Lifestyle Fund, the Conservative Growth Lifestyle Fund, the Municipal Money Market Fund, and the Science & Technology Fund (collectively, the "Funds"). The Trust intends to offer Institutional Class II shares of the High Yield Bond Fund.

III  Investment Policies and Risks.

The disclosure under "Investment and Risk Factors Applicable to Multiple Funds" in the Statement of Additional Information applies to the Funds. The disclosure under "Hedging and Other Strategic Transactions" applies to the Funds.

IV.  Investment Restrictions.

The Funds have each adopted certain fundamental investment restrictions which, unlike the investment objectives, policies, and investment program of each Fund, may only be changed with the consent of a majority of the outstanding voting securities of the particular Fund. The fundamental and, if applicable, non-fundamental, investment restrictions of each Fund are listed below. The percentage limitations referenced in some of the restrictions are to be determined at the time of purchase. However, percentage limitations for illiquid securities and borrowings apply at all times. Calculation of each Fund's total assets for compliance with any of the investment restrictions will not include cash collateral held in connection with securities lending activities.

A.   As a matter of fundamental policy, the Mid Cap Value Fund may not:

(1) Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements and employ similar investment techniques, and pledge its assets in connection therewith, for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 33 1/3% of the value of the Fund's total assets, the Fund will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

(2) Purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind. For purposes of the limitations on commodities, the Fund does not consider foreign currencies or forward contracts to be physical commodities.

(3) With respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

(4) Purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry, provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company. This limitation does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

(5) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations,
(i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

(6) Purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

(7) Issue senior securities, except as permitted under the 1940 Act.

(8) Underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the 1933 Act.

As a matter of non-fundamental policy, the Mid Cap Value Fund may not:

(1) Purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

(2) Purchase securities on margin from brokers or other lenders, except that the Fund may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

(3) Invest more than 10% of the value of its total assets in securities of foreign issuers, provided that the limitation shall not apply to foreign securities denominated in U.S. dollars, including American Depositary Receipts ("ADRs").

(4) Invest more than 15% of the Fund's net assets in illiquid and restricted securities.

(5) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

B.   As a matter of fundamental policy, the Stock Index Fund may not:

(1) Borrow money or mortgage or hypothecate assets of the Fund, except that in an amount not to exceed 1/3 of the current value of the Fund's total assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute. If borrowings exceed 5% of the Fund's total assets the Fund will not purchase additional securities.

(2) Underwrite securities issued by other persons except insofar as the Trust (or the Fund) may technically be deemed an underwriter under the Securities Act of 1933 ("1933 Act") in selling a portfolio security.

(3) Make loans to other persons except: (a) through the lending of the Fund's portfolio securities and provided that any such loans not exceed 30% of the Fund's total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately.

(4) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Fund) may hold and sell, for the Fund's portfolio, real estate acquired as a result of the Fund's ownership of securities).

(5) Concentrate its investments in any particular industry (excluding U.S. Government securities), but if it is deemed appropriate for the achievement of the Fund's investment objective, up to 25% of its total assets may be invested in any one industry. This limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

(6) Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

     As a matter of non-fundamental policy, the Stock Index Fund may not:

(1) Pledge, mortgage or hypothecate for any purpose in excess of 10% of the Fund total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction.

(2) Purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures.

(3) Sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions.

(4) Invest for the purpose of exercising control or management.

(5) Invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable not including (a) Rule 144A securities that have been determined to be liquid by the Board of Trustees, and (b) commercial paper that is sold under section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal: and (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and the Trust's Board of Trustees have determined the commercial paper to be liquid: or (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and the Board of Trustees has determined that the commercial paper is equivalent quality and is liquid.

(6) Invest more than 10% of the Fund's total assets (taken at the greater of cost or market value) in securities that are restricted as to resale under the 1933 Act (other than Rule 144A securities deemed liquid by the Board of Trustees.)

(7) Invest more than 5% of the Fund's total assets in securities issued by issuers which (including predecessors) have been in operation less than three years.

(8) With respect to 75% of the Fund's total assets, purchase securities of any issuer if such purchase at the time thereof would cause the Fund to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction. The Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the

1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or
(iii) an exemption or other relief from the provisions of the 1940 Act.

(9) With respect to 75% of its assets, invest more than 5% of its total assets in the securities (excluding U.S. government securities) of any one issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

(10) Purchase or retain in the Fund's portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust, or is an officer or partner of AGAM or the Subadvisor, if after the purchase of the securities of such issuer for the Fund one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value.

(11) Invest more than 5% of the Fund's net assets in warrants (valued at the lower of cost or market) (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase), but not more than 2% of the Fund's net assets may be invested in warrants not listed on the New York Stock Exchange Inc. (the "NYSE") or the American Stock Exchange.

(12) Make short sales of securities or maintain a short position, unless at all times when a short position is open, it owns an equal amount of such securities or securities convertible into or exchangeable without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short and unless not more than 10% of the Fund's net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time. The Fund has no current intention to engage in short selling.

(13) Write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Fund and the option is issued by the Options Clearing Corporation, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges: (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 50% of the Fund's net assets; (c) the securities subject to the exercise of the call written by the Fund must be owned by the Fund at the time the call is sold and must continue to be owned by the Fund until the call has been exercised, has lapsed, or the Fund has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Fund's obligation to deliver securities pursuant to the call it has sold: and (d) at the time a put is written, the Fund establishes a segregated account with its custodian consisting of cash or short-term U.S. government securities equal in value to the amount the Fund will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Fund has purchased a closing put, which is a put of the same series as the one previously written).

(14) Buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Fund's total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Fund's total assets.

(15) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted
(i) by the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

C.   As a matter of fundamental policy, the Small Cap Index Fund may not:

(1) Borrow money or mortgage or hypothecate assets of the Fund, except that in an amount not to exceed 1/3 of the current value of the Fund's total assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute. If borrowings exceed 5% of the Fund's total assets, the Fund will not purchase additional securities.

(2) Underwrite securities issued by other persons except insofar as the Trust (or the Fund) may technically be deemed an underwriter under the 1933 Act in selling a portfolio security.

(3) Make loans to other persons except: (a) through the lending of the Fund's portfolio securities and provided that any such loans not exceed 30% of the Fund's total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or

(c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately.

(4) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Trust may hold and sell, for the Fund's portfolio, real estate acquired as a result of the Fund's ownership of securities). This limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

(5) Concentrate its investments in any particular industry (excluding U.S. Government securities), but if it is deemed appropriate for the achievement of a Fund's investment objective(s), up to 25% of its total assets may be invested in any one industry, provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

(6) Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

     As a matter of non-fundamental policy, the Small Cap Index Fund may not:

(1) Pledge, mortgage or hypothecate for any purpose in excess of 10% of the Fund's total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction.

(2) Purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures.

(3) Sell securities it does not own such that the dollar amount of such short sales at any one time exceeds 25% of the net equity of the Fund, and the value of securities of any one issuer in which the Fund is short exceeds the lesser of 2.0% of the value of the Fund's net assets or 2.0% of the securities of any class of any U.S. issuer and, provided that short sales may be made only in those securities which are fully listed on a national securities exchange or a foreign exchange (This provision does not include the sale of securities of the Fund contemporaneously owns or has the right to obtain securities equivalent in kind and amount to those sold, i.e., short sales against the box.) (The Fund has no current intention to engage in short selling).

(4) Invest for the purpose of exercising control or management; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (iii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

(5) Invest more than 10% of the Fund's total assets (taken at the greater of cost or market value) in securities that are restricted as to resale under the 1933 Act (other than Rule 144A securities deemed liquid by the Fund's Board of Trustees).

(6) Invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable not including (a) Rule 144A securities that have been determined to be liquid by the Board of Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal; and (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and the Board of Trustees have determined the commercial paper to be liquid; or (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and the Board of Trustees have determined that the commercial paper is equivalent quality and is liquid.

(7) Invest more than 5% of the Fund's total assets in securities issued by issuers which (including predecessors) have been in operation less than three years.

(8) With respect to 75% of the Fund's total assets, purchase securities of any issuer if such purchase at the time thereof would cause the Fund to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction. The Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

(9) Invest more than 5% of its total assets in the securities (excluding U.S. government securities) of any one issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

(10) Invest in securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust, or is an officer or partner of AGAM or of the Subadvisor, if after the purchase of the securities of such issuer for the Fund one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value.

(11) Invest in warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets or if, as a result, more than 2% of the Fund's net assets would be invested in warrants not listed on a recognized United States or foreign stock exchange, to the extent permitted by applicable state securities laws.

(12) Write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the Investment Practices of the Fund and the option is issued by the Options Clearing Corporation, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 5% of the Fund's net assets; (c) the securities subject to the exercise of the call written by the Fund must be owned by the Fund at the time the call is sold and must continue to be owned by the Fund until the call has been exercised, has lapsed, or the Fund has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Fund's obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Fund establishes a segregated account with its custodian consisting of cash or short-term U.S. government securities equal in value to the amount the Fund will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Fund has purchased a closing put, which is a put of the same series as the one previously written).

(13) Buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all, such options which are held at any time do not exceed 20% of the Fund's total net assets; and
(c) the aggregate margin deposits required on all such or options thereon held at any time do not exceed 5% of the Fund's total assets.

(14) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted
(i) by the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

D.   As a matter of fundamental policy, the Socially Responsible Fund may not:

(1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any other class of securities, of any one issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. As a matter of operating policy, the Trust will not consider repurchase agreements subject to the 5% limitation if the collateral underlying the repurchase agreements are U.S. Government securities.

(2) (a) Issue senior securities except in connection with investments in options and futures contracts; or (b) borrow money, enter into reverse repurchase agreements, or employ similar investment techniques, and pledge its assets in connection therewith, except to the extent permitted by applicable law, and provided that the Fund will not purchase additional securities if borrowings exceed 5% of total assets.

(3) Acquire real estate or real estate contracts, although the Fund may acquire obligations that are secured by real estate or securities issued by companies investing in real estate, such as real estate investment trusts.

(4) Underwrite securities of other issuers except where the sale of restricted portfolio securities constitutes an underwriting under the federal securities laws.

(5) Lend money, except by purchasing debt obligations in which a Fund may invest consistent with its investment objective(s) and policies or by purchasing securities subject to repurchase agreements.

(6) Purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instruments, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

(7) Lend its portfolio securities to broker-dealers and other financial institutions in an amount in excess of 33 1/3% of the value of the Fund's total assets.

(8) Enter into financial futures contracts (by exercise of any option or otherwise) or acquire any options thereon, if, immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions at the time such positions were established plus the sum of the premiums paid for all unexpired options on futures contracts would exceed 5% of the value of its total assets.

(9) Invest more than 25% of the value of its total assets in the securities of issuers primarily engaged in any one industry (excluding the U.S. Government or any of its agencies or instrumentalities), provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

     As a matter of non-fundamental policy, the Socially Responsible Fund may not:

(1) Invest more than 10% of the Fund's net assets in illiquid and restricted securities.

(2) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

(3) Acquire securities for the purpose of influencing the management of, or exercising control over, the issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

(4) Effect short sales of securities or purchase securities on margin, except in connection with investment in options and futures contracts. The Fund may use short-term credits when necessary to clear transactions.

E.   As a matter of fundamental policy, the High Yield Bond Fund may not:

(1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any other class of securities, of any one issuer; except that a Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities or securities issued by state or municipal governments and their political subdivisions. As a matter of operating policy, the Trust will not consider repurchase agreements subject to the 5% limitation if the collateral underlying the repurchase agreements are U.S. Government securities.

(2) (a) Issue senior securities except in connection with investments in options and futures contracts; or (b) borrow from banks or enter into reverse repurchase agreements, or employ similar investment techniques, and pledge its assets in connection therewith, unless immediately after each borrowing there is asset coverage of 300%.

(3) Acquire real estate or real estate contracts, although a Fund may acquire obligations that are secured by real estate or securities issued by companies investing in real estate, such as real estate investment trusts.

(4) Underwrite securities of other issuers except where the sale of restricted portfolio securities constitutes an underwriting under the federal securities laws.

(5) Lend money, except by purchasing debt obligations in which a Fund may invest consistent with its investment objective(s) and policies or by purchasing securities subject to repurchase agreements.

(6) Purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instruments, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

(7) Lend its portfolio securities to broker-dealers and other financial institutions in an amount in excess of 33 1/3% of the value of a Fund's total assets.

(8) Invest more than 25% of its total assets in issuers primarily engaged in a single industry (excluding the U.S. Government or any of its agencies or instrumentalities, provided, however, that this limitation excludes shares of other open-end investment companies owned by a Fund but includes a Fund's pro rata portion of the securities and other assets owned by any such company.

As a matter of non-fundamental policy, the High Yield Bond Fund may not:

(1) Invest more than 15% of its net assets in illiquid and restricted securities.

(2) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

(3) Acquire securities for the purpose of influencing the management of, or exercising control over, the issuer; except that a Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

(4) Effect short sales of securities or purchase securities on margin, except in connection with investment in options and futures contracts. A Fund may use short-term credits when necessary to clear transactions.

F. As a matter of fundamental policy, the Conservative Growth Lifestyle Fund, the Aggressive Growth Lifestyle Fund and the Moderate Growth Lifestyle Fund may not:

(1) Issue senior securities.

(2) Borrow money, except to the extent permitted by applicable law, and provided that the Fund may not purchase additional securities if borrowings exceed 5% of total assets.

(3) Underwrite the securities of other issuers.

(4) Purchase real estate or real estate mortgage loans, although the underlying mutual funds in which a Fund will invest may purchase marketable securities of companies which deal in real estate, real estate mortgage loans or interests therein.

(5) Purchase or sell commodities or commodity contracts.

(6) Make loans except by purchasing bonds, debentures or similar obligations which are either publicly distributed or customarily purchased by institutional investors.

(7) Invest more than 25% of its assets in any one industry, other than Funds that are part of the Trust.

     As a matter of non-fundamental policy, the Aggressive Growth Lifestyle Fund, the Moderate Growth Lifestyle Fund and the Conservative Growth Lifestyle Fund may not:

(1) Purchase any securities on margin, make short sales of securities or purchase or sell puts and calls, or combinations thereof.

(2) Invest directly in oil, gas, or other mineral exploration or development programs; provided, however, that the underlying mutual funds in which the Fund will invest may purchase the securities of companies engaged in such activities.

(3) Purchase or retain any security other than shares of the underlying Trust Funds if (i) one or more officers or trustees of the Trust individually own or would own, directly or beneficially, more than 1/2 of 1 percent of the securities of such issuer and (ii) in the aggregate such persons own or would own more than 5% of such securities.

(4) Invest in companies for the purpose of exercising control of management.

G.   As a matter of fundamental policy, the Municipal Money Market Fund may not:

(1) Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities, or securities which are backed by the full faith and credit of the U.S. or securities issued by state or municipal governments and their political subdivisions) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of any class of any issuer would be held by the Fund. The Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

(2) Borrow money, except from a bank for temporary or emergency purposes and not for investment purposes, and then in an amount not exceeding 10% of the value of the Fund's total assets at the time of borrowing. (No new investments will be made by the Fund while any outstanding borrowings exceed 5% of its total assets.) Secured temporary borrowings may take the form of reverse repurchase agreements, pursuant to which the Fund would sell portfolio securities for cash and simultaneously agree to repurchase them at a specified date for the same amount of cash plus an interest component.

(3) Underwrite any issue of securities, except to the extent that the purchase of municipal obligations in accordance with the Fund's investment objectives, policies, and restrictions, either directly from the issuer, or from an underwriter for an issuer, may be deemed to be underwriting.

(4) Purchase or sell real estate, but this shall not prevent the Fund from investing in municipal fixed income securities secured by real estate or interests therein.

(5) Purchase or sell commodities or commodity contracts or invest in oil, gas or other mineral exploration or development programs.

(6) Make loans, except (i) by the purchase of a portion of an issue of debt securities in accordance with its investment objectives, policies, and restrictions, (ii) by engaging in repurchase transactions, and (iii) by making loans of portfolio securities not in excess of 10% of the value of the Fund's total assets.

(7) Write, purchase or sell puts, calls, or combinations thereof, except that it may obtain rights to resell municipal bonds and notes.

(8) Purchase securities (other than municipal bonds, notes and other fixed income securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 25% of total Fund assets would be invested in any one industry.

     As a matter of non-fundamental policy, the Municipal Money Market Fund may not:

(1) Pledge, mortgage, or hypothecate its assets, except that, to secure borrowings permitted by subparagraph (2) above, it may pledge securities having a market value at the time of pledge not exceeding 10% of the value of the Fund's total assets.

(2) Invest more than 10% of the Fund's net assets in illiquid or restricted securities.

(3) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

(4) Purchase or retain the securities of any issuer other than the securities of the Fund, if, to the Fund's knowledge, those Trustees and officers of the Trust, or of the investment manager, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer together own beneficially more than 5% of such outstanding securities.

(5) Invest for the purpose of exercising control or management of another company.

(6) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted
(i) by the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

(7) Purchase an industrial revenue bond if, as a result of such purchase, more than 5% of total Fund assets would be invested in industrial revenue bonds where the payment of principal and interest are the responsibility of companies with less than three years of operating history.

     For the purposes of the investment limitations applicable to the Municipal Money Market Fund, the identification of the issuer of a municipal obligation depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision would be regarded as the sole issuer. Similarly, in the case of a private activity bond, if the bond is backed only by the assets and revenues of the non-governmental user, such non-governmental user would be regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guarantee would be considered a separate security and treated as an issue of such government or entity.

H.   As a matter of fundamental policy, the Science & Technology Fund may not:

(1) Make any investment inconsistent with its classification as a diversified investment company under the 1940 Act.

(2) Invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities), provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

(3) Issue senior securities or borrow money, except from banks or other persons for non-leveraging, temporary or emergency purposes, and then only in an amount up to 33 1/3% of the value of its total assets or as permitted by law and except by engaging in reverse repurchase agreements, where allowed. In order to secure any permitted borrowings and reverse repurchase agreements under this section, the Fund may pledge, mortgage or hypothecate its assets.

(4) Make loans, although the Fund may lend portfolio securities, purchase of money market instruments and repurchase agreements or bonds, debentures or other debt securities, or as permitted by law. The purchase of all or a portion of an issue of publicly distributed or privately placed debt obligations and purchase debt in accordance with the Fund's investment objective, policies and restrictions, shall not constitute the making of a loan.

(5) Underwrite the securities of other issuers, except as allowed by law or to the extent that the purchase of obligations in accordance with its investment objective and policies, either directly from the issuer, or from an underwriter for an issuer, may be deemed an underwriting.

(6) Invest directly in commodities or real estate, unless acquired as a result of ownership of securities or other instruments, or as permitted by law. However, the Fund may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages.

As a matter of non-fundamental policy, the Science & Technology Fund may not:

(1) Effect short sales of securities or purchase securities on margin, except in connection with investments in options and futures contracts. Each Fund may use short-term credits when necessary to clear transactions.

(2) Purchase illiquid securities if more than 15% of the value of its net assets would be invested in such securities, or as permitted by the 1940 Act.

(3) Enter into reverse repurchase agreements if the aggregate proceeds from outstanding reverse repurchase agreements, when added to other outstanding borrowings permitted by the 1940 Act, would exceed 33 1/3% of its total assets. The Fund does not intend to make any purchases of securities if borrowing exceeds 5% of its total assets.

(4) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

(5) Acquire securities for the purpose of influencing the management of, or exercising control over, the issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

V. Temporary Defensive Positions. From time to time, the Funds may take temporary defensive positions that are inconsistent with their principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. If a Fund takes such a temporary defensive position, it may not achieve its investment objective.

VI. Management of the Trust.

The disclosure under the headings "Management of the Fund" and "Investment Management Arrangements" in the Statement of Additional Information applies to the Funds and is incorporated herein by reference.

American General Asset Management Corp. ("AGAM") is the investment adviser for the Fund. Prior to March 10, 2000, AGAM was known by the name CypressTree Management Corporation ("CAM"), which name was changed in connection with the acquisition of CAM by American General Corporation. American General Corporation is a part of American

General Financial Group, a financial services company with approximately $115 billion in assets and over $6 billion in total stockholders equity. American General Corporation's address is 2929 Allen Parkway, Houston, Texas 77015.

    The Trust, AGAM and AGFD have adopted codes of ethics under rule 17j-1 of the Investment Company Act; the codes permit personnel subject to the codes to invest, in securities under certain circumstances, in securities that may be purchased or held by a Fund.

     Pursuant to Subadvisory Agreements between AGAM and AGIM, AGAM and Neuberger Berman Management, Inc. ("NBM"), and AGAM and T. Rowe Price Associates, Inc. ("T. Rowe Price"), (collectively, the "Subadvisors"), AGAM pays each of the Subadvisors a monthly subadvisory fee based on the average daily net assets of the relevant Fund.

     For the Mid Cap Value Fund, AGAM pays NBM, a monthly fee computed at the annual rate of 0.50% of the first $100 million, 0.475% of the next $150 million, 0.45% of the next $250 million, 0.425% of the next $250 million and 0.40% of average daily net asset values on the excess over $750 million.

     For the Municipal Money Market Fund, AGAM pays to AGIM a monthly fee computed at the annual rate of 0.25% of the first $200 million, 0.20% of the next $300 million and 0.15% of average daily net asset values on the excess over $500 million.

     For the High Yield Bond Fund, AGAM pays AGIM a monthly fee computed at the annual rate of 0.45% of the first $200 million, 0.35% of the next $300 million and 0.30% of average daily net assets over $500 million.

     For the Stock Index Fund, AGAM pays AGIM a monthly fee computed at the annual rate of .020% of the $2 billion and .010% on the excess over $2 billion.

     For the Small Cap Index Fund, AGAM pays AGIM a monthly fee computed at the annual rate of .030% of the first $150,000,000 and .020% on excess over $150,000,000.

     For the Socially Responsible Fund, AGAM pays AGIM a monthly fee computed at the annual rate of .250%.

     For the Aggressive Growth Lifestyle Fund, AGAM pays AGIM a monthly fee computed at the annual rate of .100%.

     For the Moderate Growth Lifestyle Fund, AGAM pays AGIM a monthly fee computed at the annual rate of .100%.

     For the Conservative Growth Lifestyle Fund, AGAM pays AGIM a monthly fee computed at the annual rate of .100%.

     For the Science & Technology Fund, AGAM pays T. Rowe Price a monthly fee computed at the annual rate of 0.60% on the first $500 million, and 0.55% on the assets over $500 million.

VII. Distribution Plans.

     The disclosure under the heading "Distribution Plans" applies to the Class A, Class B and Class C shares of the Funds and is incorporated herein by reference.

     The Sections "Portfolio Brokerage," "Capital Stock," "Purchase, Redemption and Pricing," "Performance Information" and "Taxes" apply to the Funds and are incorporated herein by reference.

Item 23.  Exhibits
          --------

     (1) (a) Amended and Restated Agreement and Declaration of Trust dated February 18, 1994. (8)

          (b) Declaration of Trust Amendment -- Establishment and Designation of Additional Series of Shares for the International Growth and Income Fund, dated December 28, 1994. (8)

          (c)  Declaration of Trust Amendment - Establishment and Designation of
               Classes A, B and C, dated March 17, 1994.   (8)

          (d) Declaration of Trust Amendment - Establishment and Designation of Additional Series of Shares for the Growth Equity, International Small Cap, and Small/Mid Cap Funds dated February 28, 1996. (8)

          (e) Declaration of Trust Amendment - Redesignation of Series of Shares of Beneficial Interest known as the Growth Fund dated February 28, 1996. (8)

          (f) Declaration of Trust Amendment - Redesignation of Series of Shares of Beneficial Interest known as the Global Growth Fund and the Asset Allocation Fund dated October 1, 1996. (8)

          (g) Declaration of Trust Amendment - Establishment of the Tax-Sensitive Equity Fund and Emerging Growth Fund series. (10)

          (h) Declaration of Trust Amendment - Establishment of 11 additional series of shares and 2 additional classes of shares. (14)

     (2) By-laws of North American Funds -- previously filed as Exhibit (b)(2) to North American Funds initial registration statement on Form N-1A (File No. 33-27958) dated April 5, 1989. (10)

     (3) See Articles 4 and 5 of the North American Funds Amended and Restated Declaration of Trust; and see Articles 2 and 9 of the By-laws of North American Funds.

     (4) (a) Interim Investment Advisory Agreement dated March 10, 2000 between North American Funds and American General Asset Management Corp. (14)

          (b) Interim Subadvisory Agreement between American General Asset Management Corp. and American General Investment Management, L.P. dated March 10, 2000. (14)

          (c) Subadvisory Agreement between American General Asset Management Corp. and Wellington Management Company, dated March 10, 2000.
               (9)(14)

          (d) Subadvisory Agreement between American General Asset Management Corp. and Morgan Stanley Dean Witter Investment Management Inc. dated March 10, 2000. (9)(14)

          (e) Subadvisory Agreement between American General Asset Management Corp. and INVESCO Funds Group, Inc. dated March 10, 2000.
               (9)(14)

          (f) Subadvisory Agreement between American General Asset Management Corp. and Founders Asset Management LLC dated March 10, 2000.
               (9)(14)

          (g)  (Reserved)

          (h) Subadvisory Agreement between American General Asset Management Corp. and T. Rowe Price Associates, Inc. dated March 10,
               2000. (9)(14)

          (i) Subadvisory Agreement between American General Asset Management Corp. and Neuberger Bornan Management, Inc. dated March 10, 2000. (9)(14)

          (j)  (Reserved)

          (k) Subadvisory Agreement between American General Asset Management Corp. and Credit Suisse Asset Management, LLC dated March 10, 2000. (10)(14)

     (5) (a) Distribution Agreement Between North American Funds and American General Funds Distributors, Inc. dated March 10, 2000. (14)

          (b) Most Recent Form of Dealer Agreement Among American General Funds Distributors, Inc. and Selected Broker-Dealers. (14)

     (6)  Not applicable.

     (7) (a) Custodian Agreement Between North American Funds and Boston Safe Deposit and Trust Company. (1)

          (b) Custodian Agreement Between North American Funds and State Street Bank and Trust Company. (1)

          (c) Transfer and Shareholder Services Contract Between North American Funds and State Street Bank and Trust Company. (1)

          (d) Forms of Sub-Custodian Agreements Between State Street Bank and Trust Company and the Bank of New York, Chemical Bank and Bankers Trust. (5)

     (8)  Not applicable.

     (9)  (a)  Opinion of Ruth Ann Fleming, Esq.  (10)

          (b)  Opinion of Christina M. Perrino, Esq.  (10)

          (c)  Opinion of Christina M. Perrino, Esq.  (4)

          (d)  Opinion of Christina M. Perrino, Esq.  (10)

          (e)  Opinion of Jeffrey M. Ulness, Esq.  (10)

          (f)  Opinion of Tracy A. Kane, Esq.  (10)

          (g)  Opinion of Counsel of Betsy Anne Seel, Esq.  (10)

          (h)  Opinion of Counsel of Betsy Anne Seel, Esq.  (6)

          (i) Opinion of Ropes & Gray dated December 18, 1997 regarding the Tax-Sensitive Equity Fund and the Emerging Growth Fund. (10)

          (j) Form of Opinion of Ropes & Gray regarding 10 new series of shares of the Trust. (14)

     (10) Consent of PricewaterhouseCoopers LLP  (13)

     (11) Not applicable.

     (12) Letter Containing Investment Undertaking of North American Life Assurance Company. (3)

     (13) (a) Amended and Restated Rule 12b-1 Distribution Plan for Class A shares dated September 26, 1997. (9)

          (b) Amended and Restated Rule 12b-1 Distribution Plan for Class B shares dated September 26, 1997. (9)

          (c) Amended and Restated Rule 12b-1 Distribution Plan for Class C shares dated September 26, 1997. (9)

     (14) Amended and Restated Rule 18f-3 plan dated February 27, 2000.  (14)

     (15) Code of Ethics (14).

     (16) (a)  Power of Attorney. (14)

          (b)  Power of Attorney. (14)

________________________________________________________________________________

(1) Previously filed as Exhibit to North American Fund's initial registration statement on Form N-1A No. 33-27958) dated November 1, 1991.

(2) Previously filed as Exhibit to North American Fund's Post-Effective Amendment No. 1 on Form N-1A (File No. 33-27958) dated December 29, 1989.

(3) Previously filed as Exhibit to North American Funds' Post-Effective Amendment No. 2 on Form N-1A (File No. 33-27958) dated August 29, 1990.

(4) Previously filed as Exhibit to North American Fund's Post-Effective Amendment No. 7 on Form N-1A (File No. 33-27958) dated November 1, 1991.

(5) Previously filed as Exhibit to North American Funds' Post-Effective Amendment No. 17 on Form N-1A (File No. 33-27958) dated April 1, 1994.

(6) Previously filed as Exhibit to North American Funds Post effective Amendment No. 21 on Form N1-A (File No. 33-27958) dated December 15, 1995.

(7) Previously filed as Exhibit to North American Funds Post-Effective Amendment No. 22 on Form N-1A (File No. 33-27958) dated February 23, 1996.

(8) Previously filed as Exhibit to North American Funds' Post-Effective Amendment No. 25 on Form N-1A dated December 30, 1996.

(9) Previously filed as Exhibit to North American Funds' Post-Effective Amendment No. 26 on Form N-1A (File No. 33-27958) dated October 17, 1997.

(10) Previously filed as Exhibit to North American Funds' Post-Effective Amendment No. 27 on Form N-1A (File No. 33-27958) dated December 30, 1997.

(11) Previously filed as Exhibit to North American Funds' Post-Effective Amendment No. 28 on Form N-1A (File No. 33-27958) dated December 18, 1998.

(12) Previously filed as Exhibit to North American Funds' Post-Effective Amendment No. 29 on Form N-1A (File No. 33-27958) dated March 1, 1999.

(13) Previously filed as Exhibit to North American Funds' Post-Effective Amendment No. 31 on Form N-1A (File No. 33-27958) dated March 2, 2000.

(14) Filed herewith.

Item 24.  Persons Controlled by or Under Common Control with Registrant
          -------------------------------------------------------------

     No person is directly or indirectly controlled by the Registrant. With respect to the portfolios of the Registrant, no person controls the Registrant by virtue of share ownership in the Registrant.

     While the Registrant disclaims any such control relationship, it may be deemed to be controlled by its investment adviser by virtue of the advisory relationship. In such case, the Registrant and its adviser, American General Asset Management Corp. ("AGAM"), a Delaware corporation, may be deemed to be under common control of the adviser's parent corporation. AGAM is a wholly-owned subsidiary of American General Corporation ("American General"), a Texas corporation which is based in Houston, Texas. American General is also the parent company of American General Funds Distributors, Inc, a Delaware corporation and the Registrant's distributor. American General is also the parent company of American General Investment Management, L.P., the subadviser to several of the Funds.

Item 25.  Indemnification
          ---------------

     Sections 6.4 and 6.5 of the Agreement and Declaration of Trust of the Registrant provide that the Registrant shall indemnify each of its Trustees and officers against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and against all expenses, including but not limited to accountants and counsel fees, reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such trustee or officer may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a trustee or officer, except that indemnification shall not be provided if it shall have been finally adjudicated in a decision on the merits by the court or other body before which the proceeding was brought that such trustee or officer (i) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Registrant or (ii) is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

     Registrant has previously provided the undertaking set forth in Rule 481 under the Securities Act of 1933.

Item 26.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

     See "Management of the Fund" in the Prospectus and Statement of Additional Information and "Investment Management Arrangements" in the Statement of Additional Information for information regarding the business of the Adviser and each of the Subadvisors. For information as to the business, profession, vocation or employment of a substantial nature of each director, officer or partner of the Adviser and each of the Subadvisors, reference is made to the respective Form ADV, as amended, filed under the Investment Advisers Act of 1940, each of which is herein incorporated by reference.

Item 27.  Principal Underwriters
          ----------------------

a. American General Funds Distributors, Inc., the Registrant's principal underwriter, does not serve as principal underwriter, depositor or investment adviser to any other investment company.

b.   Officers and Directors of Principal Underwriter

                                                      Positions And
   Name and Principal      Positions and Offices      Offices with
    Business Address         with Underwriter          Registrant
------------------------  -----------------------  -------------------
Alice T. Kane*            President                Chairman &
                                                   President

Joseph T. Grause, Jr.*    Vice President &         Treasurer
                          Treasurer

John I. Fitzgerald*       General Counsel &        Secretary
                          Chief Financial Officer

Paul Foley*               Vice President           Assistant Secretary

Leana D. Vacirca*         Secretary                None

*     c/o American General Asset Management Corp.
      286 Congress Street
      Boston, MA  02110

c.    Not applicable.


Item 28.  Location of Accounts and Records
          --------------------------------

     All accounts, books and other documents required to be maintained under
Section 31(a) of the Investment Company Act of 1940 are kept by American General Asset Management Corp. the Registrant's investment adviser, at its offices at 286 Congress Street, Boston, Massachusetts 02210; by Credid Suisse Asset Management, Inc. the investment subadvisor to the Small Cap Growth Fund, at its offices at 466 Lexington Avenue., New York, New York, 10017-3147; by Wellington Management Company, LLP, the investment subadvisor to the Growth & Income Fund, Tax-Sensitive Equity Fund and the Equity-Income Fund at its offices at 75
State Street, Boston, Massachusetts 02109; by Founders Asset Management, LLC, the investment adviser to the International Small Cap, Large Cap Growth Fund and Growth Equity Fund, at its offices at 2930 East Third Avenue, Denver, Colorado 80206; by the Registrant at its principal business office located at 286 Congress Street, Boston, Massachusetts 02110; by T. Rowe Price Associates, Inc., the investment subadvisor to the Science & Technology Fund, at its offices at 100 East Pratt Street, Baltimore, Maryland 21202; by Morgan Stanley Dean Witter Investment Management Inc., the investment subadvisor of the International Equity Fund, at its offices at 1221 Avenue of the Americas, New York, New York 10020; by INVESCO Fund Group, Inc., 1166 Avenue of the Americas, New York, N.Y. 10036, the investment subadviser to the Balanced Fund and the Mid Cap Growth Fund; by Neuberger Berman Management, Inc., 805 Third Avenue, New York, N.Y. 10158, investment subadviser to the Mid Cap Value Fund; by American General Investment Management, L.P., 2929 Allen Parkway, Houston, Texas 77015, the investment subadviser to the Strategic Income Fund, the Municipal Bond Fund, the Money Market Fund, the Core Bond Fund, the Stock Index Fund, the Small Cap Index Fund, the Socially Responsible Fund, the High Yield Bond Fund, the Aggressive Growth Lifestyle Fund, the Moderate Growth Lifestyle Fund, the Conservative Growth Lifestyle Fund, the Municipal Money Market Fund, and the U.S. Government Securities Fund; by Boston Safe Deposit and Trust Company, custodian for the Global Growth Fund's assets, at its offices at One Boston Place, Boston, Massachusetts 02108; or by State Street Bank and Trust Company, the custodian and transfer agent for all the other portfolios of the Registrant, at its offices at 225 Franklin Street, Boston, Massachusetts 02110.

Item 29.  Not applicable.

Item 30. The Registrant undertakes to furnish to each person to whom a prospectus of the Registrant is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, North American Funds has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and Commonwealth of Massachusetts on the 17th day of March, 2000.



                                        NORTH AMERICAN FUNDS
                                        --------------------
                                             Registrant




                                        By:          *
                                           -------------------------
                                            Alice T. Kane, President



Attest:


 /s/ John I. Fitzgerald
-----------------------
John I. Fitzgerald
Secretary

      Pursuant to the requirements of the Securities Act of 1933, as amended, this amended Registration Statement has been signed by the following persons in the capacities and on the 17th day of March, 2000.



                                          Title
                                          -----

              *
-------------------------------           Trustee
William F. Achtmeyer



              *
-------------------------------           Trustee
Don B. Allen



              *
-------------------------------           Trustee
William F. Devin



              *
-------------------------------           Trustee, Chairman and President
Alice T. Kane



              *
-------------------------------           Trustee
Kenneth J. Lavery



              *
-------------------------------           Assistant Treasurer
Thomas J. Brown                           (Principal Accounting Officer)
                                          (Principal Financial Officer)



/s/ John I. Fitzgerald
-------------------------------           *By John I. Fitzgerald
John I. Fitzgerald                         Attorney-in-fact

                                 Exhibit Index

1(h). Declaration of Trust Amendment - Establishment of 11 additional series of shares and 2 additional classes of shares.

4(a). Interim Investment Advisory Agreement dated March 10, 2000 between North
      American Funds and American General Asset Management Corp.

4(b). Interim Subadvisory Agreement between American General Asset Management
      Corp. and American General Investment Management, L.P. dated March 10,
      2000.

4(c). Subadvisory Agreement between American General Asset Management Corp. and
      Wellington Management Company, dated March 10, 2000.

4(d). Subadvisory Agreement between American General Asset Management Corp. and
      Morgan Stanley Dean Witter Investment Management Inc. dated March 10,
      2000.

4(e). Subadvisory Agreement between American General Asset Management Corp. and
      INVESCO Funds Group, Inc. dated March 10, 2000.

4(f). Subadvisory Agreement between American General Asset Management Corp. and
      Founders Asset Management LLC dated March 10, 2000.

4(h). Subadvisory Agreement between American General Asset Management Corp. and
      T. Rowe Price Associates, Inc. dated March 10, 2000.

4(i). Subadvisory Agreement between American General Asset Management Corp. and
      Neuberger Bornan Management, Inc. dated March 10, 2000.

4(k). Subadvisory Agreement between American General Asset Management Corp. and
      Credit Suisse Asset Management, LLC dated March 10, 2000.

5(a). Distribution Agreement between North American Funds and American General
      Funds Distributors, Inc. dated March 10, 2000.

5(b). Most Recent Form of Dealer Agreement among American General Funds
      Distributors, Inc. and Selected Broker-Dealers.

9(j). Form of opinion of Ropes & Gray regarding 10 new series of shares of the Trust.

14.   Amended and Restated Rule 18f-3 plan dated February 27, 2000.

15.   Code of Ethics.

16.   (a) Power of Attorney.
      (b) Power of Attorney.